UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® California Municipal Income Fund -

Class A, Class M (formerly Class T), Class C and Class I

Annual Report

February 28, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® California Municipal Income Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(1.78)%	1.77%	3.99%
Class M (incl. 4.00% sales charge)	(1.74)%	1.82%	4.02%
Class C (incl. contingent deferred sales charge)	0.55%	1.83%	3.64%
Class I	2.57%	2.85%	4.67%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® California Municipal Income Fund - Class A on (February 29, 2008), and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$14,790	Fidelity Advisor® California Municipal Income Fund - Class A
$15,769	Bloomberg Barclays Municipal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds advanced moderately for the 12 months ending February 28, 2018, with the Bloomberg Barclays Municipal Bond Index gaining 2.50%, supported by strong demand and steady economic growth in a rate-tightening environment. Munis generally rose through August as it became clear to many investors that tax, health care and infrastructure initiatives proposed by the Trump administration, each of which had the potential to negatively affect muni prices, would take time to develop and implement. The market fluctuated through the end of 2017 as federal tax reform took center stage. Many municipal issuers accelerated their financing plans before year-end, anticipating a January 1 effective date for tax reform, leading to a December supply surge. Investors absorbed the excess supply, fearing that issuance would fall significantly in 2018, allowing municipals to hold their value. The market turned lower in the first few months of 2018, as domestic fixed income markets reacted to robust economic data and signs of inflation. Looking ahead, market volatility is likely as the implications of tax reform become better understood, new policy initiatives are announced and the U.S. Federal Reserve reacts to job growth and inflation trends.

Comments from Co-Portfolio Managers Cormac Cullen, Kevin Ramundo and Mark Sommer:  For the annual reporting period, the fund’s share classes gained in the range of roughly 1.5% to a little more than 2.5%, net of fees, versus the 2.64% return of the Bloomberg Barclays California Enhanced Municipal Bond Index. The portfolio managers continued to focus on longer-term objectives by seeking to generate attractive tax-exempt income and competitive risk-adjusted returns over time. An overweighting in lower-quality, investment-grade securities worked to the fund’s advantage for the year. These bonds, typically rated A or BBB, posted better total returns than higher-quality securities, largely driven by the relatively greater income they produced. The fund’s best-performing holdings among such securities were special-tax bonds. The fund’s overweighting in zero-coupon bonds also added value. Given their longer durations, zeros typically outpaced coupon-bearing bonds for much of the period. Modestly detracting from relative results was the fund’s underweighting in general obligation bonds issued by the state. These securities outpaced the index due to healthy demand from investors who were encouraged by California’s improving fiscal and economic conditions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Sectors as of February 28, 2018

% of fund's net assets
General Obligations	35.3
Transportation	19.4
Special Tax	10.4
Health Care	9.7
Escrowed/Pre-Refunded	7.2

Quality Diversification (% of fund's net assets)

As of February 28, 2018
AAA	4.4%
AA,A	80.5%
BBB	9.8%
BB and Below	1.4%
Not Rated	2.7%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
California - 98.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	$3,000	$3,201
Series 2012 A:
5% 8/1/24	1,050	1,159
5% 8/1/25	1,245	1,372
5% 8/1/27	300	329
5% 8/1/28	400	439
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,702
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,182
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	630	604
0% 10/1/19 (Escrowed to Maturity)	7,920	7,730
Series 2013 A:
5% 10/1/24	7,750	8,910
5% 10/1/25	5,245	6,012
Series 2016 B:
5% 10/1/34	2,500	2,799
5% 10/1/35	4,000	4,470
5% 10/1/36	2,250	2,509
5% 10/1/37	2,200	2,448
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,653
5% 12/1/20 (AMBAC Insured)	2,810	2,818
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,168
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,251
0% 9/1/22 (FSA Insured)	5,150	4,591
Antelope Valley Cmnty. College District:
Series A:
5% 8/1/31	1,325	1,562
5% 8/1/32	1,345	1,579
5% 8/1/33	1,805	2,110
5% 8/1/34	3,000	3,492
5% 8/1/35	4,000	4,639
5% 8/1/39	17,680	19,943
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,060
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 E, 2%, tender 4/1/21 (a)	6,000	6,021
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,186
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,010
Series H, 2.125%, tender 4/1/25 (a)	4,000	3,885
1.875%, tender 4/1/19 (a)	6,250	6,267
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,651
5% 6/1/25	4,355	4,911
5% 6/1/27	2,755	3,102
5% 6/1/28	3,045	3,426
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,665
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,605
Cabrillo Unified School District Series A, 0% 8/1/18 (AMBAC Insured)	2,000	1,988
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,700	3,011
California Econ. Recovery Series 2009 A, 5% 7/1/19 (Escrowed to Maturity)	1,725	1,807
California Edl. Facilities Auth. Rev.:
(Chapman Univ., CA. Proj.) Series 2017 A, 4% 4/1/47	6,250	6,360
(Loyola Marymount Univ. Proj.) Series 2010 A, 5% 10/1/25	5,860	6,168
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,500
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,324
(Santa Clara Univ., CA. Proj.) Series 2017 C:
5% 4/1/30	650	784
5% 4/1/31	890	1,066
5% 4/1/33	1,245	1,479
5% 4/1/46	3,600	4,158
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,783
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	892
4% 9/1/21	1,000	1,035
4% 9/1/22	740	765
4% 9/1/23	1,080	1,115
4% 9/1/24	1,125	1,160
5% 9/1/19	400	421
5% 9/1/39	5,000	5,223
California Gen. Oblig.:
Series 2007:
5% 8/1/22	5	5
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2017:
5% 8/1/33	4,615	5,388
5.25% 3/1/38 (Pre-Refunded to 3/1/18 @ 100)	625	625
4.5% 8/1/30	35	35
5% 10/1/22	1,355	1,430
5% 10/1/26	6,065	7,076
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	3,933
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,699
5.5% 11/1/39	1,810	1,925
6% 3/1/33	16,330	17,730
6% 4/1/38	1,190	1,247
6.5% 4/1/33	11,650	12,284
California Health Facilities Fing. Auth.:
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,250	1,429
(Stanford Health Proj.) Series 2017 A:
4% 11/15/40	10,000	10,362
5% 11/15/35	5,000	5,800
5% 11/15/36	5,000	5,777
5% 11/15/37	3,000	3,458
Bonds:
Series 2016 B1, 1.25%, tender 10/1/20 (a)	6,980	6,896
Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	7,887
Series 2017 A, 5% 11/15/32	1,400	1,643
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,524
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,805
5% 11/15/23	2,000	2,241
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,107
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	93
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,159
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,000	1,053
Series 2008 A3, 5.5% 11/15/40 (Pre-Refunded to 11/15/21 @ 100)	3,090	3,514
Series 2011 A, 5% 3/1/20	3,250	3,461
Series 2011 D:
5% 8/15/22	900	997
5% 8/15/23	700	775
5% 8/15/25	2,000	2,208
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	1,003
5% 12/1/42	2,185	2,191
California Infrastructure and Econ. Dev. Bank Rev. Series 2017:
5% 10/1/35	5,000	5,859
5% 10/1/36	5,000	5,842
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,245
5% 6/1/33	2,320	2,725
5% 6/1/34	5,290	6,185
5% 6/1/35	5,110	5,952
5% 6/1/36	5,830	6,770
5% 6/1/37	3,000	3,473
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39 (Pre-Refunded to 2/1/19 @ 100)	5,000	5,189
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	356
5% 10/1/28	1,090	1,295
5% 10/1/30	1,000	1,179
5% 10/1/32	1,000	1,168
5% 10/1/34	2,125	2,448
(Biola Univeristy, Inc.Proj.) Series 2017, 5% 10/1/26	715	840
(Channing House Proj.) Series 2017 A, 4% 5/15/32	1,000	1,065
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,180
4% 5/15/30	1,575	1,702
4% 5/15/31	2,150	2,306
5% 5/15/33	895	1,033
5% 5/15/34	1,000	1,149
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/19 (Escrowed to Maturity)	300	314
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	276
5% 8/15/29	245	289
5% 8/15/30	225	264
5% 8/15/33	750	869
5% 8/15/36	1,435	1,644
(Pomona College Proj.) Series 2017:
4% 1/1/37	1,250	1,311
4% 1/1/38	1,500	1,571
5% 1/1/32	1,000	1,202
5% 1/1/33	500	595
(Univ. of Verne Proj.) Series 2017 A, 5% 6/1/32	1,000	1,153
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,181
5% 6/1/28	1,000	1,177
5% 6/1/30	1,000	1,164
5% 6/1/33	1,000	1,147
5% 6/1/35	1,000	1,137
(Univ. of Verne) Series 2017 A, 5% 6/1/43	2,000	2,244
Series 2016 A, 5% 11/1/36 (b)	1,000	1,079
Series 2017 A:
5% 7/1/27	900	1,043
5% 7/1/29	575	664
5% 7/1/31	1,000	1,146
5% 7/1/32	1,400	1,599
5% 7/1/33	1,000	1,137
5% 7/1/34	1,395	1,580
5% 7/1/35	1,500	1,694
5% 7/1/36	1,500	1,690
5% 7/1/37	1,250	1,406
Series 2017 B:
5% 7/1/28	1,250	1,451
5% 7/1/29	1,300	1,501
5% 7/1/30	750	863
5% 7/1/31	800	917
5% 7/1/32	1,385	1,582
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (c)	1,920	1,922
Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(c)	7,500	7,828
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (b)	800	894
5% 7/1/32 (b)	750	812
5% 7/1/37 (b)	2,100	2,244
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,907
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,509
5.25% 10/1/24	4,170	4,659
5.25% 10/1/25	2,875	3,209
5.75% 10/1/31	4,000	4,516
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	1,840	1,916
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	5,900	6,210
(Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	1,934
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,122
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,122
5% 4/1/25	5,300	5,931
Series 2012 G, 5% 11/1/25	2,500	2,835
Series 2016 D, 4% 4/1/33	1,660	1,751
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,354
5% 12/1/23	2,800	3,118
Series 2009 I, 6.25% 11/1/21 (Pre-Refunded to 11/1/19 @ 100)	2,000	2,158
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/34	1,250	1,400
5% 5/15/35	1,750	1,956
5% 5/15/40	2,250	2,495
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Pre-Refunded to 5/23/18 @ 100)	4,970	5,011
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,216
(Enloe Health Sys. Proj.) Series 2008 B, 5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	50	51
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	2,120	2,314
Series 2016:
5% 10/1/26	1,125	1,287
5% 10/1/27	2,360	2,690
5% 10/1/28	1,230	1,396
5% 10/1/29	675	762
5% 10/1/30	1,100	1,236
5% 10/1/33	1,850	2,056
Series 2017 A:
5% 11/1/32 (b)	1,135	1,243
5% 11/1/41 (b)	1,875	2,021
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,814
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,432
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/18	1,335	1,332
0% 5/1/19	1,000	985
0% 5/1/34 (Pre-Refunded to 5/1/24 @ 100) (d)	5,300	5,965
Series 2017 A:
4% 5/1/31	1,500	1,627
4% 5/1/32	1,150	1,243
4% 5/1/33	1,375	1,479
4% 5/1/34	1,375	1,467
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	6,000	6,972
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,254
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,604
5% 3/1/24 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,139
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,139
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	727
5% 9/1/28	1,250	1,392
5% 9/1/32	1,125	1,242
5% 9/1/35	585	644
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,987
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,921
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,287
5% 6/1/28	2,000	2,283
5% 6/1/29	1,650	1,881
5% 6/1/30	2,500	2,846
5% 6/1/31	1,750	1,990
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2017 A:
5% 6/1/32	2,000	2,372
5% 6/1/34	3,800	4,473
Series 2017 B, 5% 6/1/33	3,060	3,616
El Camino Hosp. District Series 2006:
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,071
0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,435	1,755
0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	3,474
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,527
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36	330	377
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2016 B:
5% 3/1/28	3,125	3,691
5% 3/1/29	7,125	8,358
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,937
Series 2015:
5% 9/1/27	1,940	2,242
5% 9/1/28	4,125	4,741
5% 9/1/29	4,325	4,942
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,291
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,981
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,821
Series 2016:
5% 9/1/27	1,875	2,150
5% 9/1/28	1,500	1,710
5% 9/1/29	2,000	2,264
5% 9/1/30	1,720	1,939
5% 9/1/31	2,500	2,799
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,557
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,351
0% 10/1/25 (AMBAC Insured)	1,665	1,294
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	935
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,268
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,896
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,255
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,255
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,174
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,274
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	9,000	9,945
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	4,052
Series 2013 A, 5% 6/1/30	6,000	6,671
Series 2015 A, 5% 6/1/33	2,305	2,614
Series 2017 A1:
5% 6/1/21	2,000	2,178
5% 6/1/22	2,000	2,216
5% 6/1/23	2,000	2,246
5% 6/1/24	3,000	3,394
5% 6/1/25	3,000	3,424
5% 6/1/26	3,000	3,442
5% 6/1/27	5,760	6,654
5% 6/1/28	7,500	8,612
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	6,791
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,734
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,859
5% 9/2/23	1,000	1,112
5% 9/2/24	825	927
5% 9/2/25	500	552
5% 9/2/26	800	888
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,406
5% 9/1/25	1,700	1,976
5% 9/1/26	1,860	2,154
5% 9/1/27	1,725	1,992
5% 9/1/28	1,000	1,153
5% 9/1/29	1,250	1,436
Series 2013 A:
5% 9/1/24	3,830	4,395
5% 9/1/25	4,085	4,667
5% 9/1/26	4,105	4,638
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,939
5% 8/15/28	1,960	2,147
5% 8/15/29	4,225	4,617
5% 8/15/30	4,555	4,967
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	438
5% 8/1/22	450	486
5% 8/1/23	485	524
5% 8/1/24	1,000	1,081
5% 8/1/26	1,370	1,478
5% 8/1/28	760	819
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,127
5% 8/1/25	1,000	1,122
5% 8/1/26	1,000	1,118
5% 8/1/27	1,000	1,115
5% 8/1/28	1,000	1,112
5% 8/1/29	1,000	1,111
5% 8/1/30	1,000	1,108
5% 8/1/31	1,000	1,106
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,210
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	402
0% 6/1/28 (FSA Insured)	2,995	2,183
0% 6/1/31 (Escrowed to Maturity)	1,465	995
0% 6/1/31 (FSA Insured)	8,285	5,294
Long Beach Hbr. Rev.:
Series 2010 B, 5% 5/15/22	2,735	2,940
Series 2017 A:
5% 5/15/26 (c)	1,110	1,306
5% 5/15/27 (c)	2,000	2,374
5% 5/15/28 (c)	3,390	3,988
5% 5/15/29 (c)	1,350	1,580
5% 5/15/30 (c)	1,300	1,515
5% 5/15/31 (c)	1,200	1,393
5% 5/15/32 (c)	1,760	2,037
5% 5/15/33 (c)	1,350	1,556
5% 5/15/34 (c)	1,650	1,895
5% 5/15/35 (c)	2,500	2,863
5% 5/15/36 (c)	3,000	3,427
5% 5/15/37 (c)	2,755	3,140
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	431
5.75% 8/1/33	170	180
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	2,788
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	10,670
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,057
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,416
Series 2015 A, 5% 8/1/29	7,000	8,130
Series 2017 J:
4% 8/1/32	3,500	3,776
4% 8/1/33	2,500	2,685
4% 8/1/34	3,000	3,196
4% 8/1/35	3,255	3,446
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,813
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,813
(Disney Parking Proj.):
0% 3/1/19	3,200	3,151
0% 3/1/20	1,000	966
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,494
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/21 (c)	1,000	1,096
5% 5/15/24 (c)	795	916
5% 5/15/25 (c)	2,250	2,622
5% 5/15/26 (c)	1,705	1,975
5% 5/15/27 (c)	1,250	1,439
5% 5/15/28 (c)	1,250	1,433
5% 5/15/29 (c)	1,575	1,798
5% 5/15/30 (c)	1,400	1,593
Series 2015 D:
5% 5/15/28 (c)	1,950	2,235
5% 5/15/29 (c)	2,550	2,912
5% 5/15/30 (c)	2,000	2,275
5% 5/15/31 (c)	2,540	2,879
5% 5/15/41 (c)	3,240	3,595
Series 2016 A:
5% 5/15/29 (c)	2,500	2,875
5% 5/15/30 (c)	2,500	2,861
5% 5/15/31 (c)	3,000	3,419
5% 5/15/32 (c)	3,700	4,203
5% 5/15/33 (c)	2,000	2,262
5% 5/15/35 (c)	2,000	2,246
5% 5/15/42 (c)	7,500	8,358
Series 2016 B:
5% 5/15/22 (c)	1,000	1,115
5% 5/15/26 (c)	1,600	1,876
5% 5/15/27 (c)	1,000	1,163
5% 5/15/36 (c)	3,600	4,031
5% 5/15/41 (c)	3,750	4,185
Series 2017 B:
5% 5/15/23 (c)	1,000	1,133
5% 5/15/24 (c)	1,500	1,723
5% 5/15/25 (c)	1,750	2,033
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	95	95
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	3,951
5% 7/1/30	19,905	22,944
Series 2016 B, 5% 7/1/42	4,595	5,211
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2016 B:
5% 7/1/38	2,000	2,282
5% 7/1/42	7,200	8,166
Los Angeles Hbr. Dept. Rev.:
Series 2016 A, 5% 8/1/24 (c)	1,500	1,731
7.6% 10/1/18 (Escrowed to Maturity)	1,565	1,621
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,342
Series 2014 A:
5% 5/1/24	325	380
5% 5/1/25	540	625
5% 5/1/29	500	572
5% 5/1/30	1,000	1,140
5% 5/1/31	1,555	1,766
Series 2014 B:
5% 5/1/24	200	234
5% 5/1/25	225	261
5% 5/1/29	500	572
5% 5/1/30	400	456
5% 5/1/31	400	454
Series 2016 A:
5% 11/1/21	2,500	2,793
5% 11/1/22	2,500	2,849
Series 2016 B, 5% 11/1/36	1,500	1,730
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	4,455	4,697
Series 2012 B, 5% 6/1/28	4,800	5,381
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	650	692
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,619
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (Pre-Refunded to 7/1/19 @ 100)	500	524
5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	4,095	4,290
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	992
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,866
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,278
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,750	1,829
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,135	1,188
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,408
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,844
5% 6/1/31	500	559
5% 6/1/32	500	557
5% 6/1/33	1,800	1,999
5% 6/1/35	1,895	2,090
5% 6/1/36	2,000	2,201
5% 6/1/41	6,155	6,714
(Montebello Home2 Suties by HIlton Hotel Proj.) Series 2016 A, 5% 6/1/34	1,345	1,488
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,099
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,092
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,816
5% 9/1/25	1,000	1,089
5% 9/1/26	1,155	1,253
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,972
Series 2015:
4% 9/1/24 (FSA Insured)	330	366
5% 9/1/25 (FSA Insured)	680	793
5% 9/1/26 (FSA Insured)	500	580
5% 9/1/26 (FSA Insured)	1,500	1,739
5% 9/1/27 (FSA Insured)	455	524
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,779
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,390	3,826
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,721
5% 5/1/37	3,500	3,979
5% 5/1/38	1,500	1,703
5% 5/1/39	1,500	1,701
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,230
Oakland Gen. Oblig.:
Series 2012, 5% 1/15/25	3,460	3,772
Series 2015 A:
5% 1/15/28	1,225	1,433
5% 1/15/29	1,650	1,914
5% 1/15/30	1,665	1,924
5% 1/15/31	1,520	1,752
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	550	582
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23 (Pre-Refunded to 8/1/19 @ 100)	2,810	3,006
6.5% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,220	1,305
Series 2013:
6.25% 8/1/30 (Pre-Refunded to 8/1/21 @ 100)	1,500	1,726
6.625% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,806
Series 2015 A:
5% 8/1/30	1,250	1,456
5% 8/1/30 (FSA Insured)	1,570	1,828
5% 8/1/40	3,500	3,928
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,282
5% 2/1/23	5,000	5,580
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,119
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,342
5% 2/1/36	6,630	7,628
Palomar Health Rev.:
Series 2016:
5% 11/1/36	12,970	14,159
5% 11/1/39	5,250	5,683
Series 2017, 5% 11/1/42	3,000	3,243
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	3,707
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,916
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	934
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,528
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (c)	4,500	4,926
Series 2012 P:
5% 5/1/22 (c)	4,000	4,472
5% 5/1/24 (c)	2,820	3,124
Series 2017 D:
5% 11/1/23 (c)	5,100	5,824
5% 11/1/24 (c)	6,100	7,055
5% 11/1/25 (c)	2,585	3,017
5% 11/1/26 (c)	2,285	2,689
5% 11/1/27 (c)	4,000	4,737
5% 11/1/28 (c)	4,925	5,791
5% 11/1/29 (c)	3,850	4,499
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,868
5% 6/15/28	2,190	2,536
5% 12/15/28	2,200	2,545
5% 12/15/29	4,825	5,559
5% 12/15/30	3,500	4,203
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	7,664
Series 2011, 0% 8/1/46	10,150	3,041
Series B:
0% 8/1/33	4,840	2,759
0% 8/1/35	9,000	4,657
0% 8/1/37	6,325	2,977
0% 8/1/41	5,130	2,006
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,047
5% 9/1/30	1,500	1,667
5% 9/1/31	1,265	1,400
5% 9/1/32	1,800	1,982
5% 9/1/33	2,750	3,016
5% 9/1/34	1,230	1,345
5% 9/1/35	1,585	1,730
5% 9/1/36	3,410	3,717
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,027
5% 9/1/26 (FSA Insured)	1,350	1,564
5% 9/1/27 (FSA Insured)	1,700	1,961
5% 9/1/28 (FSA Insured)	1,700	1,953
5% 9/1/29 (FSA Insured)	1,850	2,120
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,605
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,780
5.75% 6/1/48	5,000	5,550
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,017
5% 8/1/27	1,725	2,027
5% 8/1/28	1,935	2,265
5% 8/1/29	2,330	2,715
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,296
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,425
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,484
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,197
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,879
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,411
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,422
Sacramento Area Flood Cont. Agcy. Series 2016 A, 5% 10/1/41	4,000	4,569
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,075	1,137
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	4,514
Sacramento County Arpt. Sys. Rev. Series 2016 B:
5% 7/1/35	790	894
5% 7/1/36	2,000	2,257
5% 7/1/41	6,430	7,220
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,169
Series 2013 A, 5% 8/15/41	2,810	3,136
Series 2016 D, 5% 8/15/28	2,500	3,082
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,137
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,016
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,175
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,263
5% 8/1/24 (FSA Insured)	1,250	1,431
5% 8/1/25 (FSA Insured)	2,000	2,283
5% 8/1/27 (FSA Insured)	2,000	2,270
San Diego Calif Assn Govts Sou (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,650	1,964
5% 7/1/31	2,000	2,352
5% 7/1/33	1,735	2,022
5% 7/1/34	1,380	1,602
5% 7/1/35	1,500	1,735
5% 7/1/36	1,500	1,729
5% 7/1/38	2,000	2,297
5% 7/1/42	5,000	5,712
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,698
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/22 (c)	500	558
5% 7/1/23 (c)	280	317
5% 7/1/24(c)	1,000	1,143
5% 7/1/25 (c)	515	593
5% 7/1/27 (c)	500	583
5% 7/1/28 (c)	1,000	1,164
5% 7/1/29 (c)	1,725	1,999
5% 7/1/30 (c)	2,915	3,363
5% 7/1/31 (c)	1,250	1,437
5% 7/1/32 (c)	1,300	1,490
5% 7/1/33 (c)	530	605
5% 7/1/34 (c)	1,000	1,137
5% 7/1/36 (c)	1,500	1,697
5% 7/1/37 (c)	750	847
5% 7/1/42 (c)	700	782
5% 7/1/47 (c)	2,525	2,809
Series A, 5% 7/1/26 (c)	400	464
Series 2013 B, 5% 7/1/38 (c)	7,000	7,659
Series 2017 B, 5% 7/1/21 (c)	300	330
Series 2017A, 5% 7/1/42	5,810	6,602
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,915
Series 2015 A, 5% 10/15/44	4,005	4,489
Series 2016:
5% 10/15/29	2,000	2,312
5% 10/15/30	1,000	1,151
5% 10/15/31	650	745
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
Series 2009 B, 5.75% 8/1/35 (Pre-Refunded to 8/1/19 @ 100)	3,455	3,663
Series 2016 B:
5% 8/1/38	4,000	4,601
5% 8/1/39	3,520	4,034
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,607
Series 2008 C:
0% 7/1/37	1,300	617
0% 7/1/47	4,000	1,238
Series 2008 E, 0% 7/1/47 (d)	8,700	5,732
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,611
Series 2014 A:
5% 5/1/40 (c)	1,865	2,065
5% 5/1/44 (c)	8,390	9,233
Series 2016 B:
5% 5/1/41 (c)	11,695	12,966
5% 5/1/46 (c)	21,000	23,196
Series 2017 A, 5% 5/1/42 (c)	3,000	3,355
5% 5/1/28	2,280	2,708
5% 5/1/29	1,225	1,448
5% 5/1/30	330	388
5% 5/1/32	1,000	1,170
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,065
6.625% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,072
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,125
5% 8/1/24	750	841
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2016, 5% 11/1/31	3,500	4,145
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,015
5% 8/1/26 (FSA Insured)	1,055	1,219
5% 8/1/27 (FSA Insured)	1,250	1,439
5% 8/1/28 (FSA Insured)	1,250	1,434
5% 8/1/29 (FSA Insured)	3,150	3,602
5% 8/1/30 (FSA Insured)	4,070	4,638
5% 8/1/31 (FSA Insured)	650	738
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,151
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,024
5% 6/1/26	3,000	3,440
San Jose Int'l. Arpt. Rev.:
Series 2014 A:
5% 3/1/19 (c)	500	517
5% 3/1/20 (c)	3,500	3,729
5% 3/1/21 (c)	2,750	3,003
Series 2017 A:
5% 3/1/20 (c)	6,370	6,786
5% 3/1/21 (c)	2,750	3,003
5% 3/1/22 (c)	1,750	1,946
5% 3/1/27 (c)	2,480	2,894
5% 3/1/31 (c)	1,100	1,265
5% 3/1/32 (c)	850	974
5% 3/1/33 (c)	1,095	1,250
5% 3/1/34 (c)	1,250	1,422
5% 3/1/35 (c)	2,250	2,551
5% 3/1/36 (c)	2,250	2,546
5% 3/1/37 (c)	2,250	2,540
5% 3/1/41 (c)	10,235	11,487
Series 2017 B:
5% 3/1/29	200	235
5% 3/1/30	250	293
5% 3/1/32	235	273
5% 3/1/33	250	290
5% 3/1/34	500	577
5% 3/1/37	3,000	3,437
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,942
5% 10/1/29	675	789
5% 10/1/30	2,000	2,331
5% 10/1/31	2,310	2,675
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,556
Series 2010 B, 0% 8/1/47	9,000	2,647
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,980
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,634
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,759
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,222
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,184
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	949
5% 6/15/26 (FSA Insured)	860	987
5% 6/15/27 (FSA Insured)	1,770	2,018
5% 6/15/28 (FSA Insured)	1,865	2,114
5% 6/15/29 (FSA Insured)	1,780	2,006
5% 6/15/30 (FSA Insured)	1,150	1,293
5% 6/15/31 (FSA Insured)	1,000	1,121
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405	1,500
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,423
Santa Monica Pub. Fin. Rev. (City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	830
5% 7/1/36	2,380	2,761
5% 7/1/37	1,780	2,058
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	461
4% 7/1/37	475	502
4% 7/1/38	450	475
4% 7/1/39	550	579
5% 7/1/30	250	299
5% 7/1/31	350	417
5% 7/1/32	255	303
5% 7/1/33	250	296
5% 7/1/34	315	371
5% 7/1/35	400	471
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,842
0% 9/1/22 (AMBAC Insured)	2,900	2,618
0% 9/1/25 (AMBAC Insured)	6,800	5,488
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	771
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,383
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,101
5% 4/1/34	2,000	2,280
5% 4/1/36	3,000	3,393
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,114
5% 8/15/26	1,975	2,197
5% 8/15/27	700	775
5% 8/15/28	1,000	1,099
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,873
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	350
5% 8/1/25 (FSA Insured)	750	870
5% 8/1/27 (FSA Insured)	265	304
5% 8/1/28 (FSA Insured)	510	582
5% 8/1/38 (FSA Insured)	2,500	2,770
5% 8/1/42 (FSA Insured)	4,650	5,143
5% 7/1/23 (FSA Insured)	1,270	1,430
5% 7/1/24 (FSA Insured)	1,350	1,518
5% 7/1/25 (FSA Insured)	1,060	1,190
5% 7/1/26 (FSA Insured)	1,110	1,245
5% 7/1/27 (FSA Insured)	1,065	1,193
5% 1/1/29 (FSA Insured)	600	670
Successor Agcy. To The Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,827
5% 9/1/25 (FSA Insured)	3,500	4,092
5% 9/1/26 (FSA Insured)	8,000	9,422
5% 9/1/27 (FSA Insured)	4,000	4,635
5% 9/1/28 (FSA Insured)	3,500	4,039
5% 9/1/29 (FSA Insured)	2,000	2,296
Sweetwater Union High School District 5% 9/1/21	4,705	5,216
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,780	6,052
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,142
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	961
5% 11/15/25 (FSA Insured)	800	948
5% 11/15/26 (FSA Insured)	965	1,138
5% 11/15/27 (FSA Insured)	1,500	1,769
5% 11/15/28 (FSA Insured)	1,165	1,362
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,990
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	993
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,794
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	8,117
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	2,950
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	10,413
Series 2017 AV:
5% 5/15/29	2,500	2,993
5% 5/15/34	2,000	2,341
5% 5/15/35	5,000	5,829
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,018
4% 1/1/36	1,000	1,015
5% 1/1/30	650	739
5% 1/1/31	675	764
5% 1/1/32	700	789
5% 1/1/33	550	617
5% 1/1/34	400	447
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,075
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,510
5% 8/1/30	6,710	7,741
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,138
5% 11/1/25	1,000	1,136
5% 11/1/26	1,000	1,135
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,889
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,714
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	794
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,586
5.5% 8/1/38	1,500	1,757
5.5% 8/1/40	5,000	5,842
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,122
6.25% 7/1/39	7,015	7,307
Series 2010 A, 5.5% 7/1/38	3,100	3,288
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	938
Series 2012, 5% 8/1/32	8,265	9,281
Series 2014 A:
5% 8/1/23	365	422
5% 8/1/25	2,555	2,982
5% 8/1/26	2,550	2,968
5% 8/1/27	1,150	1,335
5% 8/1/28	1,000	1,158
5% 8/1/29	1,675	1,937
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,848
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,378
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,944

TOTAL CALIFORNIA		1,941,370

Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	425	436
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/22	3,020	3,346
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (c)	1,215	1,277

TOTAL GUAM		5,059

TOTAL MUNICIPAL BONDS
(Cost $1,875,957)		1,946,429

Municipal Notes - 0.3%
California - 0.3%
California Statewide Cmntys. Dev. Auth. Rev. Series 2017, 1.04% tender 4/2/18, CP mode
(Cost $7,100)	7,100	7,100
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $1,883,057)		1,953,529
NET OTHER ASSETS (LIABILITIES) - 1.2%		23,153
NET ASSETS - 100%		$1,976,682

Security Type Abbreviations

CP – COMMERCIAL PAPER

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,293,000 or 0.4% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	35.3%
Transportation	19.4%
Special Tax	10.4%
Health Care	9.7%
Escrowed/Pre-Refunded	7.2%
Water & Sewer	5.5%
Others* (Individually Less Than 5%)	12.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,883,057)		$1,953,529
Cash		4,533
Receivable for fund shares sold		2,910
Interest receivable		21,033
Prepaid expenses		2
Other receivables		4
Total assets		1,982,011
Liabilities
Payable for fund shares redeemed	$2,805
Distributions payable	1,676
Accrued management fee	593
Distribution and service plan fees payable	35
Other affiliated payables	160
Other payables and accrued expenses	60
Total liabilities		5,329
Net Assets		$1,976,682
Net Assets consist of:
Paid in capital		$1,908,060
Accumulated net investment loss		(860)
Accumulated undistributed net realized gain (loss) on investments		(990)
Net unrealized appreciation (depreciation) on investments		70,472
Net Assets		$1,976,682
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,153 ÷ 3,087 shares)		$12.68
Maximum offering price per share (100/96.00 of $12.68)		$13.21
Class M:
Net Asset Value and redemption price per share ($7,992 ÷ 629 shares)		$12.71
Maximum offering price per share (100/96.00 of $12.71)		$13.24
Class C:
Net Asset Value and offering price per share ($28,754 ÷ 2,271 shares)(a)		$12.66
California Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,841,147 ÷ 145,389 shares)		$12.66
Class I:
Net Asset Value, offering price and redemption price per share ($59,636 ÷ 4,699 shares)		$12.69

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2018
Investment Income
Interest		$66,820
Expenses
Management fee	$6,976
Transfer agent fees	1,523
Distribution and service plan fees	426
Accounting fees and expenses	356
Custodian fees and expenses	15
Independent trustees' fees and expenses	7
Registration fees	92
Audit	60
Legal	9
Miscellaneous	16
Total expenses before reductions	9,480
Expense reductions	(25)	9,455
Net investment income (loss)		57,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,022
Total net realized gain (loss)		7,022
Change in net unrealized appreciation (depreciation) on investment securities		(15,867)
Net gain (loss)		(8,845)
Net increase (decrease) in net assets resulting from operations		$48,520

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2018	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,365	$62,517
Net realized gain (loss)	7,022	18,294
Change in net unrealized appreciation (depreciation)	(15,867)	(93,757)
Net increase (decrease) in net assets resulting from operations	48,520	(12,946)
Distributions to shareholders from net investment income	(57,301)	(62,370)
Distributions to shareholders from net realized gain	(10,326)	–
Total distributions	(67,627)	(62,370)
Share transactions - net increase (decrease)	121,576	(46,002)
Redemption fees	–	34
Total increase (decrease) in net assets	102,469	(121,284)
Net Assets
Beginning of period	1,874,213	1,995,497
End of period	$1,976,682	$1,874,213
Other Information
Accumulated net investment loss end of period	$(860)	$(218)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Municipal Income Fund Class A

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$13.24	$13.16	$12.63	$13.02
Income from Investment Operations
Net investment income (loss)B	.340	.363	.390	.397	.437
Net realized and unrealized gain (loss)	(.043)	(.451)	.081	.544	(.396)
Total from investment operations	.297	(.088)	.471	.941	.041
Distributions from net investment income	(.339)	(.362)	(.390)	(.411)	(.431)
Distributions from net realized gain	(.068)	–	(.001)	–	–
Total distributions	(.407)	(.362)	(.391)	(.411)	(.431)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$12.68	$12.79	$13.24	$13.16	$12.63
Total ReturnD,E	2.31%	(.70)%	3.66%	7.55%	.40%
Ratios to Average Net AssetsF
Expenses before reductions	.80%	.80%	.80%	.79%	.77%
Expenses net of fee waivers, if any	.80%	.80%	.80%	.79%	.77%
Expenses net of all reductions	.80%	.80%	.80%	.79%	.77%
Net investment income (loss)	2.62%	2.75%	2.99%	3.07%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$39	$47	$48	$42	$34
Portfolio turnover rate	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class M

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.82	$13.28	$13.20	$12.67	$13.05
Income from Investment Operations
Net investment income (loss)B	.346	.368	.399	.408	.442
Net realized and unrealized gain (loss)	(.043)	(.460)	.080	.543	(.385)
Total from investment operations	.303	(.092)	.479	.951	.057
Distributions from net investment income	(.345)	(.368)	(.398)	(.421)	(.437)
Distributions from net realized gain	(.068)	–	(.001)	–	–
Total distributions	(.413)	(.368)	(.399)	(.421)	(.437)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$12.71	$12.82	$13.28	$13.20	$12.67
Total ReturnD,E	2.35%	(.74)%	3.72%	7.61%	.53%
Ratios to Average Net AssetsF
Expenses before reductions	.76%	.76%	.74%	.72%	.71%
Expenses net of fee waivers, if any	.76%	.76%	.74%	.72%	.71%
Expenses net of all reductions	.76%	.76%	.74%	.72%	.71%
Net investment income (loss)	2.66%	2.79%	3.04%	3.14%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$8	$9	$8	$7	$6
Portfolio turnover rate	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class C

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$13.22	$13.14	$12.61	$13.00
Income from Investment Operations
Net investment income (loss)B	.241	.263	.292	.300	.337
Net realized and unrealized gain (loss)	(.042)	(.451)	.080	.544	(.393)
Total from investment operations	.199	(.188)	.372	.844	(.056)
Distributions from net investment income	(.241)	(.262)	(.291)	(.314)	(.334)
Distributions from net realized gain	(.068)	–	(.001)	–	–
Total distributions	(.309)	(.262)	(.292)	(.314)	(.334)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$12.66	$12.77	$13.22	$13.14	$12.61
Total ReturnD,E	1.54%	(1.46)%	2.88%	6.76%	(.37)%
Ratios to Average Net AssetsF
Expenses before reductions	1.56%	1.55%	1.55%	1.54%	1.54%
Expenses net of fee waivers, if any	1.56%	1.55%	1.55%	1.54%	1.54%
Expenses net of all reductions	1.56%	1.55%	1.55%	1.54%	1.54%
Net investment income (loss)	1.87%	2.00%	2.24%	2.32%	2.70%
Supplemental Data
Net assets, end of period (in millions)	$29	$31	$26	$24	$24
Portfolio turnover rate	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$13.22	$13.15	$12.62	$13.00
Income from Investment Operations
Net investment income (loss)B	.383	.407	.434	.440	.473
Net realized and unrealized gain (loss)	(.042)	(.450)	.070	.543	(.384)
Total from investment operations	.341	(.043)	.504	.983	.089
Distributions from net investment income	(.383)	(.407)	(.433)	(.453)	(.469)
Distributions from net realized gain	(.068)	–	(.001)	–	–
Total distributions	(.451)	(.407)	(.434)	(.453)	(.469)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$12.66	$12.77	$13.22	$13.15	$12.62
Total ReturnD	2.66%	(.37)%	3.93%	7.91%	.78%
Ratios to Average Net AssetsE
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.97%	3.09%	3.33%	3.40%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$1,841	$1,728	$1,866	$1,813	$1,629
Portfolio turnover rate	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class I

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.80	$13.25	$13.17	$12.64	$13.03
Income from Investment Operations
Net investment income (loss)B	.372	.395	.423	.429	.463
Net realized and unrealized gain (loss)	(.042)	(.450)	.080	.543	(.394)
Total from investment operations	.330	(.055)	.503	.972	.069
Distributions from net investment income	(.372)	(.395)	(.422)	(.442)	(.459)
Distributions from net realized gain	(.068)	–	(.001)	–	–
Total distributions	(.440)	(.395)	(.423)	(.442)	(.459)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$12.69	$12.80	$13.25	$13.17	$12.64
Total ReturnD	2.57%	(.46)%	3.91%	7.80%	.62%
Ratios to Average Net AssetsE
Expenses before reductions	.55%	.55%	.55%	.55%	.54%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.54%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.54%
Net investment income (loss)	2.87%	3.00%	3.23%	3.31%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$60	$59	$47	$40	$33
Portfolio turnover rate	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, California Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of California.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to futures contracts and Excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,725
Gross unrealized depreciation	(15,981)
Net unrealized appreciation (depreciation)	$70,744
Tax Cost	$1,882,785

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$70,744

At period end, the Fund was required to defer approximately $176 of losses on futures contracts. The Fund intends to elect to defer to its next fiscal year $814 of capital losses recognized during the period November1, 2017 to February 28, 2018.

The tax character of distributions paid was as follows:

	February 28, 2018	February 28, 2017
Tax-exempt Income	$57,301	$62,370
Ordinary Income	307	–
Long-term Capital Gains	10,019	–
Total	$67,627	$ 62,370

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $568,032 and $381,242, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$94	$7
Class M	-%	.25%	20	–
Class C	.75%	.25%	312	46
			$426	$53

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

Retained by FDC
Class A	$5
Class M	2
Class C(a)	4
$11

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$62.16
Class M	10.13
Class C	54.17
California Municipal Income	1,288.07
Class I	109.17
	$1,523

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2018	Year ended February 28, 2017
From net investment income
Class A	$992	$1,420
Class M	217	254
Class B	–	2
Class C	581	606
California Municipal Income	53,610	58,322
Class I	1,901	1,766
Total	$57,301	$62,370
From net realized gain
Class A	$204	$–
Class M	42	–
Class C	165	–
California Municipal Income	9,574	–
Class I	341	–
Total	$10,326	$–

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017
Class A
Shares sold	770	1,196	$9,959	$15,842
Reinvestment of distributions	86	93	1,114	1,220
Shares redeemed	(1,429)	(1,287)	(18,314)	(16,733)
Net increase (decrease)	(573)	2	$(7,241)	$329
Class M
Shares sold	73	300	$950	$3,963
Reinvestment of distributions	19	16	241	212
Shares redeemed	(144)	(201)	(1,861)	(2,613)
Net increase (decrease)	(52)	115	$(670)	$1,562
Class B
Shares sold	–	–(a)	$–	$–(b)
Reinvestment of distributions	–	–(a)	–	1
Shares redeemed	–	(20)	–	(276)
Net increase (decrease)	–	(20)	$–	$(275)
Class C
Shares sold	320	879	$4,136	$11,675
Reinvestment of distributions	47	37	609	480
Shares redeemed	(549)	(443)	(7,047)	(5,751)
Net increase (decrease)	(182)	473	$(2,302)	$6,404
California Municipal Income
Shares sold	28,561	29,076	$368,958	$381,477
Reinvestment of distributions	3,106	2,791	40,059	36,674
Shares redeemed	(21,600)	(37,651)	(277,917)	(486,869)
Net increase (decrease)	10,067	(5,784)	$131,100	$(68,718)
Class I
Shares sold	2,536	3,196	$32,674	$42,101
Reinvestment of distributions	137	100	1,774	1,317
Shares redeemed	(2,610)	(2,208)	(33,759)	(28,722)
Net increase (decrease)	63	1,088	$689	$14,696

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and Shareholders of Fidelity California Municipal Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity California Municipal Income Fund (one of the funds constituting Fidelity California Municipal Trust, referred to hereafter as the "Fund") as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statement of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 237 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers LLC (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.80%
Actual		$1,000.00	$984.90	$3.94
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class M	.76%
Actual		$1,000.00	$985.20	$3.74
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class C	1.57%
Actual		$1,000.00	$981.20	$7.71
Hypothetical-C		$1,000.00	$1,017.01	$7.85
California Municipal Income	.46%
Actual		$1,000.00	$986.60	$2.27
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class I	.55%
Actual		$1,000.00	$986.20	$2.71
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2018, $7,571,738, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2018, 100% of the fund's income dividends were free from federal income tax, and 10.93% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class M (formerly Class T), Class I, and the retail class ranked below the competitive median for 2016, the total expense ratio of Class A ranked equal to the competitive median for 2016, and the total expense ratio of Class C ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is at or below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class C was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ASCM-ANN-0418
1.783813.115

Fidelity® California Municipal Income Fund Annual Report February 28, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® California Municipal Income Fund	2.66%	2.94%	4.75%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® California Municipal Income Fund, a class of the fund, on (February 29, 2008).

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$15,902	Fidelity® California Municipal Income Fund
$15,769	Bloomberg Barclays Municipal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds advanced moderately for the 12 months ending February 28, 2018, with the Bloomberg Barclays Municipal Bond Index gaining 2.50%, supported by strong demand and steady economic growth in a rate-tightening environment. Munis generally rose through August as it became clear to many investors that tax, health care and infrastructure initiatives proposed by the Trump administration, each of which had the potential to negatively affect muni prices, would take time to develop and implement. The market fluctuated through the end of 2017 as federal tax reform took center stage. Many municipal issuers accelerated their financing plans before year-end, anticipating a January 1 effective date for tax reform, leading to a December supply surge. Investors absorbed the excess supply, fearing that issuance would fall significantly in 2018, allowing municipals to hold their value. The market turned lower in the first few months of 2018, as domestic fixed income markets reacted to robust economic data and signs of inflation. Looking ahead, market volatility is likely as the implications of tax reform become better understood, new policy initiatives are announced and the U.S. Federal Reserve reacts to job growth and inflation trends.

Comments from Co-Portfolio Managers Cormac Cullen, Kevin Ramundo and Mark Sommer:  For the annual reporting period, the fund’s share classes gained in the range of roughly 1.5% to a little more than 2.5%, net of fees, versus the 2.64% return of the Bloomberg Barclays California Enhanced Municipal Bond Index. The portfolio managers continued to focus on longer-term objectives by seeking to generate attractive tax-exempt income and competitive risk-adjusted returns over time. An overweighting in lower-quality, investment-grade securities worked to the fund’s advantage for the year. These bonds, typically rated A or BBB, posted better total returns than higher-quality securities, largely driven by the relatively greater income they produced. The fund’s best-performing holdings among such securities were special-tax bonds. The fund’s overweighting in zero-coupon bonds also added value. Given their longer durations, zeros typically outpaced coupon-bearing bonds for much of the period. Modestly detracting from relative results was the fund’s underweighting in general obligation bonds issued by the state. These securities outpaced the index due to healthy demand from investors who were encouraged by California’s improving fiscal and economic conditions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Sectors as of February 28, 2018

% of fund's net assets
General Obligations	35.3
Transportation	19.4
Special Tax	10.4
Health Care	9.7
Escrowed/Pre-Refunded	7.2

Quality Diversification (% of fund's net assets)

As of February 28, 2018
AAA	4.4%
AA,A	80.5%
BBB	9.8%
BB and Below	1.4%
Not Rated	2.7%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
California - 98.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	$3,000	$3,201
Series 2012 A:
5% 8/1/24	1,050	1,159
5% 8/1/25	1,245	1,372
5% 8/1/27	300	329
5% 8/1/28	400	439
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,702
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,182
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	630	604
0% 10/1/19 (Escrowed to Maturity)	7,920	7,730
Series 2013 A:
5% 10/1/24	7,750	8,910
5% 10/1/25	5,245	6,012
Series 2016 B:
5% 10/1/34	2,500	2,799
5% 10/1/35	4,000	4,470
5% 10/1/36	2,250	2,509
5% 10/1/37	2,200	2,448
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,653
5% 12/1/20 (AMBAC Insured)	2,810	2,818
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,168
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,251
0% 9/1/22 (FSA Insured)	5,150	4,591
Antelope Valley Cmnty. College District:
Series A:
5% 8/1/31	1,325	1,562
5% 8/1/32	1,345	1,579
5% 8/1/33	1,805	2,110
5% 8/1/34	3,000	3,492
5% 8/1/35	4,000	4,639
5% 8/1/39	17,680	19,943
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,060
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 E, 2%, tender 4/1/21 (a)	6,000	6,021
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,186
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,010
Series H, 2.125%, tender 4/1/25 (a)	4,000	3,885
1.875%, tender 4/1/19 (a)	6,250	6,267
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,651
5% 6/1/25	4,355	4,911
5% 6/1/27	2,755	3,102
5% 6/1/28	3,045	3,426
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,665
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,605
Cabrillo Unified School District Series A, 0% 8/1/18 (AMBAC Insured)	2,000	1,988
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,700	3,011
California Econ. Recovery Series 2009 A, 5% 7/1/19 (Escrowed to Maturity)	1,725	1,807
California Edl. Facilities Auth. Rev.:
(Chapman Univ., CA. Proj.) Series 2017 A, 4% 4/1/47	6,250	6,360
(Loyola Marymount Univ. Proj.) Series 2010 A, 5% 10/1/25	5,860	6,168
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,500
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,324
(Santa Clara Univ., CA. Proj.) Series 2017 C:
5% 4/1/30	650	784
5% 4/1/31	890	1,066
5% 4/1/33	1,245	1,479
5% 4/1/46	3,600	4,158
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,783
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	892
4% 9/1/21	1,000	1,035
4% 9/1/22	740	765
4% 9/1/23	1,080	1,115
4% 9/1/24	1,125	1,160
5% 9/1/19	400	421
5% 9/1/39	5,000	5,223
California Gen. Oblig.:
Series 2007:
5% 8/1/22	5	5
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2017:
5% 8/1/33	4,615	5,388
5.25% 3/1/38 (Pre-Refunded to 3/1/18 @ 100)	625	625
4.5% 8/1/30	35	35
5% 10/1/22	1,355	1,430
5% 10/1/26	6,065	7,076
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	3,933
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,699
5.5% 11/1/39	1,810	1,925
6% 3/1/33	16,330	17,730
6% 4/1/38	1,190	1,247
6.5% 4/1/33	11,650	12,284
California Health Facilities Fing. Auth.:
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,250	1,429
(Stanford Health Proj.) Series 2017 A:
4% 11/15/40	10,000	10,362
5% 11/15/35	5,000	5,800
5% 11/15/36	5,000	5,777
5% 11/15/37	3,000	3,458
Bonds:
Series 2016 B1, 1.25%, tender 10/1/20 (a)	6,980	6,896
Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	7,887
Series 2017 A, 5% 11/15/32	1,400	1,643
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,524
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,805
5% 11/15/23	2,000	2,241
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,107
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	93
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,159
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,000	1,053
Series 2008 A3, 5.5% 11/15/40 (Pre-Refunded to 11/15/21 @ 100)	3,090	3,514
Series 2011 A, 5% 3/1/20	3,250	3,461
Series 2011 D:
5% 8/15/22	900	997
5% 8/15/23	700	775
5% 8/15/25	2,000	2,208
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	1,003
5% 12/1/42	2,185	2,191
California Infrastructure and Econ. Dev. Bank Rev. Series 2017:
5% 10/1/35	5,000	5,859
5% 10/1/36	5,000	5,842
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,245
5% 6/1/33	2,320	2,725
5% 6/1/34	5,290	6,185
5% 6/1/35	5,110	5,952
5% 6/1/36	5,830	6,770
5% 6/1/37	3,000	3,473
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39 (Pre-Refunded to 2/1/19 @ 100)	5,000	5,189
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	356
5% 10/1/28	1,090	1,295
5% 10/1/30	1,000	1,179
5% 10/1/32	1,000	1,168
5% 10/1/34	2,125	2,448
(Biola Univeristy, Inc.Proj.) Series 2017, 5% 10/1/26	715	840
(Channing House Proj.) Series 2017 A, 4% 5/15/32	1,000	1,065
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,180
4% 5/15/30	1,575	1,702
4% 5/15/31	2,150	2,306
5% 5/15/33	895	1,033
5% 5/15/34	1,000	1,149
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/19 (Escrowed to Maturity)	300	314
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	276
5% 8/15/29	245	289
5% 8/15/30	225	264
5% 8/15/33	750	869
5% 8/15/36	1,435	1,644
(Pomona College Proj.) Series 2017:
4% 1/1/37	1,250	1,311
4% 1/1/38	1,500	1,571
5% 1/1/32	1,000	1,202
5% 1/1/33	500	595
(Univ. of Verne Proj.) Series 2017 A, 5% 6/1/32	1,000	1,153
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,181
5% 6/1/28	1,000	1,177
5% 6/1/30	1,000	1,164
5% 6/1/33	1,000	1,147
5% 6/1/35	1,000	1,137
(Univ. of Verne) Series 2017 A, 5% 6/1/43	2,000	2,244
Series 2016 A, 5% 11/1/36 (b)	1,000	1,079
Series 2017 A:
5% 7/1/27	900	1,043
5% 7/1/29	575	664
5% 7/1/31	1,000	1,146
5% 7/1/32	1,400	1,599
5% 7/1/33	1,000	1,137
5% 7/1/34	1,395	1,580
5% 7/1/35	1,500	1,694
5% 7/1/36	1,500	1,690
5% 7/1/37	1,250	1,406
Series 2017 B:
5% 7/1/28	1,250	1,451
5% 7/1/29	1,300	1,501
5% 7/1/30	750	863
5% 7/1/31	800	917
5% 7/1/32	1,385	1,582
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (c)	1,920	1,922
Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(c)	7,500	7,828
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (b)	800	894
5% 7/1/32 (b)	750	812
5% 7/1/37 (b)	2,100	2,244
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,907
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,509
5.25% 10/1/24	4,170	4,659
5.25% 10/1/25	2,875	3,209
5.75% 10/1/31	4,000	4,516
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	1,840	1,916
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	5,900	6,210
(Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	1,934
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,122
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,122
5% 4/1/25	5,300	5,931
Series 2012 G, 5% 11/1/25	2,500	2,835
Series 2016 D, 4% 4/1/33	1,660	1,751
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,354
5% 12/1/23	2,800	3,118
Series 2009 I, 6.25% 11/1/21 (Pre-Refunded to 11/1/19 @ 100)	2,000	2,158
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/34	1,250	1,400
5% 5/15/35	1,750	1,956
5% 5/15/40	2,250	2,495
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Pre-Refunded to 5/23/18 @ 100)	4,970	5,011
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,216
(Enloe Health Sys. Proj.) Series 2008 B, 5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	50	51
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	2,120	2,314
Series 2016:
5% 10/1/26	1,125	1,287
5% 10/1/27	2,360	2,690
5% 10/1/28	1,230	1,396
5% 10/1/29	675	762
5% 10/1/30	1,100	1,236
5% 10/1/33	1,850	2,056
Series 2017 A:
5% 11/1/32 (b)	1,135	1,243
5% 11/1/41 (b)	1,875	2,021
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,814
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,432
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/18	1,335	1,332
0% 5/1/19	1,000	985
0% 5/1/34 (Pre-Refunded to 5/1/24 @ 100) (d)	5,300	5,965
Series 2017 A:
4% 5/1/31	1,500	1,627
4% 5/1/32	1,150	1,243
4% 5/1/33	1,375	1,479
4% 5/1/34	1,375	1,467
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	6,000	6,972
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,254
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,604
5% 3/1/24 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,139
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,139
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	727
5% 9/1/28	1,250	1,392
5% 9/1/32	1,125	1,242
5% 9/1/35	585	644
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,987
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,921
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,287
5% 6/1/28	2,000	2,283
5% 6/1/29	1,650	1,881
5% 6/1/30	2,500	2,846
5% 6/1/31	1,750	1,990
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2017 A:
5% 6/1/32	2,000	2,372
5% 6/1/34	3,800	4,473
Series 2017 B, 5% 6/1/33	3,060	3,616
El Camino Hosp. District Series 2006:
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,071
0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,435	1,755
0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	3,474
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,527
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36	330	377
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2016 B:
5% 3/1/28	3,125	3,691
5% 3/1/29	7,125	8,358
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,937
Series 2015:
5% 9/1/27	1,940	2,242
5% 9/1/28	4,125	4,741
5% 9/1/29	4,325	4,942
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,291
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,981
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,821
Series 2016:
5% 9/1/27	1,875	2,150
5% 9/1/28	1,500	1,710
5% 9/1/29	2,000	2,264
5% 9/1/30	1,720	1,939
5% 9/1/31	2,500	2,799
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,557
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,351
0% 10/1/25 (AMBAC Insured)	1,665	1,294
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	935
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,268
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,896
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,255
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,255
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,174
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,274
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	9,000	9,945
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	4,052
Series 2013 A, 5% 6/1/30	6,000	6,671
Series 2015 A, 5% 6/1/33	2,305	2,614
Series 2017 A1:
5% 6/1/21	2,000	2,178
5% 6/1/22	2,000	2,216
5% 6/1/23	2,000	2,246
5% 6/1/24	3,000	3,394
5% 6/1/25	3,000	3,424
5% 6/1/26	3,000	3,442
5% 6/1/27	5,760	6,654
5% 6/1/28	7,500	8,612
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	6,791
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,734
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,859
5% 9/2/23	1,000	1,112
5% 9/2/24	825	927
5% 9/2/25	500	552
5% 9/2/26	800	888
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,406
5% 9/1/25	1,700	1,976
5% 9/1/26	1,860	2,154
5% 9/1/27	1,725	1,992
5% 9/1/28	1,000	1,153
5% 9/1/29	1,250	1,436
Series 2013 A:
5% 9/1/24	3,830	4,395
5% 9/1/25	4,085	4,667
5% 9/1/26	4,105	4,638
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,939
5% 8/15/28	1,960	2,147
5% 8/15/29	4,225	4,617
5% 8/15/30	4,555	4,967
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	438
5% 8/1/22	450	486
5% 8/1/23	485	524
5% 8/1/24	1,000	1,081
5% 8/1/26	1,370	1,478
5% 8/1/28	760	819
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,127
5% 8/1/25	1,000	1,122
5% 8/1/26	1,000	1,118
5% 8/1/27	1,000	1,115
5% 8/1/28	1,000	1,112
5% 8/1/29	1,000	1,111
5% 8/1/30	1,000	1,108
5% 8/1/31	1,000	1,106
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,210
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	402
0% 6/1/28 (FSA Insured)	2,995	2,183
0% 6/1/31 (Escrowed to Maturity)	1,465	995
0% 6/1/31 (FSA Insured)	8,285	5,294
Long Beach Hbr. Rev.:
Series 2010 B, 5% 5/15/22	2,735	2,940
Series 2017 A:
5% 5/15/26 (c)	1,110	1,306
5% 5/15/27 (c)	2,000	2,374
5% 5/15/28 (c)	3,390	3,988
5% 5/15/29 (c)	1,350	1,580
5% 5/15/30 (c)	1,300	1,515
5% 5/15/31 (c)	1,200	1,393
5% 5/15/32 (c)	1,760	2,037
5% 5/15/33 (c)	1,350	1,556
5% 5/15/34 (c)	1,650	1,895
5% 5/15/35 (c)	2,500	2,863
5% 5/15/36 (c)	3,000	3,427
5% 5/15/37 (c)	2,755	3,140
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	431
5.75% 8/1/33	170	180
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	2,788
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	10,670
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,057
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,416
Series 2015 A, 5% 8/1/29	7,000	8,130
Series 2017 J:
4% 8/1/32	3,500	3,776
4% 8/1/33	2,500	2,685
4% 8/1/34	3,000	3,196
4% 8/1/35	3,255	3,446
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,813
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,813
(Disney Parking Proj.):
0% 3/1/19	3,200	3,151
0% 3/1/20	1,000	966
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,494
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/21 (c)	1,000	1,096
5% 5/15/24 (c)	795	916
5% 5/15/25 (c)	2,250	2,622
5% 5/15/26 (c)	1,705	1,975
5% 5/15/27 (c)	1,250	1,439
5% 5/15/28 (c)	1,250	1,433
5% 5/15/29 (c)	1,575	1,798
5% 5/15/30 (c)	1,400	1,593
Series 2015 D:
5% 5/15/28 (c)	1,950	2,235
5% 5/15/29 (c)	2,550	2,912
5% 5/15/30 (c)	2,000	2,275
5% 5/15/31 (c)	2,540	2,879
5% 5/15/41 (c)	3,240	3,595
Series 2016 A:
5% 5/15/29 (c)	2,500	2,875
5% 5/15/30 (c)	2,500	2,861
5% 5/15/31 (c)	3,000	3,419
5% 5/15/32 (c)	3,700	4,203
5% 5/15/33 (c)	2,000	2,262
5% 5/15/35 (c)	2,000	2,246
5% 5/15/42 (c)	7,500	8,358
Series 2016 B:
5% 5/15/22 (c)	1,000	1,115
5% 5/15/26 (c)	1,600	1,876
5% 5/15/27 (c)	1,000	1,163
5% 5/15/36 (c)	3,600	4,031
5% 5/15/41 (c)	3,750	4,185
Series 2017 B:
5% 5/15/23 (c)	1,000	1,133
5% 5/15/24 (c)	1,500	1,723
5% 5/15/25 (c)	1,750	2,033
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	95	95
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	3,951
5% 7/1/30	19,905	22,944
Series 2016 B, 5% 7/1/42	4,595	5,211
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2016 B:
5% 7/1/38	2,000	2,282
5% 7/1/42	7,200	8,166
Los Angeles Hbr. Dept. Rev.:
Series 2016 A, 5% 8/1/24 (c)	1,500	1,731
7.6% 10/1/18 (Escrowed to Maturity)	1,565	1,621
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,342
Series 2014 A:
5% 5/1/24	325	380
5% 5/1/25	540	625
5% 5/1/29	500	572
5% 5/1/30	1,000	1,140
5% 5/1/31	1,555	1,766
Series 2014 B:
5% 5/1/24	200	234
5% 5/1/25	225	261
5% 5/1/29	500	572
5% 5/1/30	400	456
5% 5/1/31	400	454
Series 2016 A:
5% 11/1/21	2,500	2,793
5% 11/1/22	2,500	2,849
Series 2016 B, 5% 11/1/36	1,500	1,730
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	4,455	4,697
Series 2012 B, 5% 6/1/28	4,800	5,381
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	650	692
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,619
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (Pre-Refunded to 7/1/19 @ 100)	500	524
5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	4,095	4,290
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	992
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,866
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,278
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,750	1,829
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,135	1,188
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,408
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,844
5% 6/1/31	500	559
5% 6/1/32	500	557
5% 6/1/33	1,800	1,999
5% 6/1/35	1,895	2,090
5% 6/1/36	2,000	2,201
5% 6/1/41	6,155	6,714
(Montebello Home2 Suties by HIlton Hotel Proj.) Series 2016 A, 5% 6/1/34	1,345	1,488
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,099
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,092
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,816
5% 9/1/25	1,000	1,089
5% 9/1/26	1,155	1,253
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,972
Series 2015:
4% 9/1/24 (FSA Insured)	330	366
5% 9/1/25 (FSA Insured)	680	793
5% 9/1/26 (FSA Insured)	500	580
5% 9/1/26 (FSA Insured)	1,500	1,739
5% 9/1/27 (FSA Insured)	455	524
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,779
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,390	3,826
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,721
5% 5/1/37	3,500	3,979
5% 5/1/38	1,500	1,703
5% 5/1/39	1,500	1,701
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,230
Oakland Gen. Oblig.:
Series 2012, 5% 1/15/25	3,460	3,772
Series 2015 A:
5% 1/15/28	1,225	1,433
5% 1/15/29	1,650	1,914
5% 1/15/30	1,665	1,924
5% 1/15/31	1,520	1,752
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	550	582
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23 (Pre-Refunded to 8/1/19 @ 100)	2,810	3,006
6.5% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,220	1,305
Series 2013:
6.25% 8/1/30 (Pre-Refunded to 8/1/21 @ 100)	1,500	1,726
6.625% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,806
Series 2015 A:
5% 8/1/30	1,250	1,456
5% 8/1/30 (FSA Insured)	1,570	1,828
5% 8/1/40	3,500	3,928
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,282
5% 2/1/23	5,000	5,580
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,119
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,342
5% 2/1/36	6,630	7,628
Palomar Health Rev.:
Series 2016:
5% 11/1/36	12,970	14,159
5% 11/1/39	5,250	5,683
Series 2017, 5% 11/1/42	3,000	3,243
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	3,707
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,916
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	934
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,528
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (c)	4,500	4,926
Series 2012 P:
5% 5/1/22 (c)	4,000	4,472
5% 5/1/24 (c)	2,820	3,124
Series 2017 D:
5% 11/1/23 (c)	5,100	5,824
5% 11/1/24 (c)	6,100	7,055
5% 11/1/25 (c)	2,585	3,017
5% 11/1/26 (c)	2,285	2,689
5% 11/1/27 (c)	4,000	4,737
5% 11/1/28 (c)	4,925	5,791
5% 11/1/29 (c)	3,850	4,499
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,868
5% 6/15/28	2,190	2,536
5% 12/15/28	2,200	2,545
5% 12/15/29	4,825	5,559
5% 12/15/30	3,500	4,203
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	7,664
Series 2011, 0% 8/1/46	10,150	3,041
Series B:
0% 8/1/33	4,840	2,759
0% 8/1/35	9,000	4,657
0% 8/1/37	6,325	2,977
0% 8/1/41	5,130	2,006
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,047
5% 9/1/30	1,500	1,667
5% 9/1/31	1,265	1,400
5% 9/1/32	1,800	1,982
5% 9/1/33	2,750	3,016
5% 9/1/34	1,230	1,345
5% 9/1/35	1,585	1,730
5% 9/1/36	3,410	3,717
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,027
5% 9/1/26 (FSA Insured)	1,350	1,564
5% 9/1/27 (FSA Insured)	1,700	1,961
5% 9/1/28 (FSA Insured)	1,700	1,953
5% 9/1/29 (FSA Insured)	1,850	2,120
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,605
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,780
5.75% 6/1/48	5,000	5,550
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,017
5% 8/1/27	1,725	2,027
5% 8/1/28	1,935	2,265
5% 8/1/29	2,330	2,715
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,296
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,425
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,484
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,197
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,879
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,411
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,422
Sacramento Area Flood Cont. Agcy. Series 2016 A, 5% 10/1/41	4,000	4,569
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,075	1,137
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	4,514
Sacramento County Arpt. Sys. Rev. Series 2016 B:
5% 7/1/35	790	894
5% 7/1/36	2,000	2,257
5% 7/1/41	6,430	7,220
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,169
Series 2013 A, 5% 8/15/41	2,810	3,136
Series 2016 D, 5% 8/15/28	2,500	3,082
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,137
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,016
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,175
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,263
5% 8/1/24 (FSA Insured)	1,250	1,431
5% 8/1/25 (FSA Insured)	2,000	2,283
5% 8/1/27 (FSA Insured)	2,000	2,270
San Diego Calif Assn Govts Sou (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,650	1,964
5% 7/1/31	2,000	2,352
5% 7/1/33	1,735	2,022
5% 7/1/34	1,380	1,602
5% 7/1/35	1,500	1,735
5% 7/1/36	1,500	1,729
5% 7/1/38	2,000	2,297
5% 7/1/42	5,000	5,712
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,698
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/22 (c)	500	558
5% 7/1/23 (c)	280	317
5% 7/1/24(c)	1,000	1,143
5% 7/1/25 (c)	515	593
5% 7/1/27 (c)	500	583
5% 7/1/28 (c)	1,000	1,164
5% 7/1/29 (c)	1,725	1,999
5% 7/1/30 (c)	2,915	3,363
5% 7/1/31 (c)	1,250	1,437
5% 7/1/32 (c)	1,300	1,490
5% 7/1/33 (c)	530	605
5% 7/1/34 (c)	1,000	1,137
5% 7/1/36 (c)	1,500	1,697
5% 7/1/37 (c)	750	847
5% 7/1/42 (c)	700	782
5% 7/1/47 (c)	2,525	2,809
Series A, 5% 7/1/26 (c)	400	464
Series 2013 B, 5% 7/1/38 (c)	7,000	7,659
Series 2017 B, 5% 7/1/21 (c)	300	330
Series 2017A, 5% 7/1/42	5,810	6,602
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,915
Series 2015 A, 5% 10/15/44	4,005	4,489
Series 2016:
5% 10/15/29	2,000	2,312
5% 10/15/30	1,000	1,151
5% 10/15/31	650	745
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
Series 2009 B, 5.75% 8/1/35 (Pre-Refunded to 8/1/19 @ 100)	3,455	3,663
Series 2016 B:
5% 8/1/38	4,000	4,601
5% 8/1/39	3,520	4,034
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,607
Series 2008 C:
0% 7/1/37	1,300	617
0% 7/1/47	4,000	1,238
Series 2008 E, 0% 7/1/47 (d)	8,700	5,732
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,611
Series 2014 A:
5% 5/1/40 (c)	1,865	2,065
5% 5/1/44 (c)	8,390	9,233
Series 2016 B:
5% 5/1/41 (c)	11,695	12,966
5% 5/1/46 (c)	21,000	23,196
Series 2017 A, 5% 5/1/42 (c)	3,000	3,355
5% 5/1/28	2,280	2,708
5% 5/1/29	1,225	1,448
5% 5/1/30	330	388
5% 5/1/32	1,000	1,170
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,065
6.625% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,072
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,125
5% 8/1/24	750	841
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2016, 5% 11/1/31	3,500	4,145
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,015
5% 8/1/26 (FSA Insured)	1,055	1,219
5% 8/1/27 (FSA Insured)	1,250	1,439
5% 8/1/28 (FSA Insured)	1,250	1,434
5% 8/1/29 (FSA Insured)	3,150	3,602
5% 8/1/30 (FSA Insured)	4,070	4,638
5% 8/1/31 (FSA Insured)	650	738
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,151
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,024
5% 6/1/26	3,000	3,440
San Jose Int'l. Arpt. Rev.:
Series 2014 A:
5% 3/1/19 (c)	500	517
5% 3/1/20 (c)	3,500	3,729
5% 3/1/21 (c)	2,750	3,003
Series 2017 A:
5% 3/1/20 (c)	6,370	6,786
5% 3/1/21 (c)	2,750	3,003
5% 3/1/22 (c)	1,750	1,946
5% 3/1/27 (c)	2,480	2,894
5% 3/1/31 (c)	1,100	1,265
5% 3/1/32 (c)	850	974
5% 3/1/33 (c)	1,095	1,250
5% 3/1/34 (c)	1,250	1,422
5% 3/1/35 (c)	2,250	2,551
5% 3/1/36 (c)	2,250	2,546
5% 3/1/37 (c)	2,250	2,540
5% 3/1/41 (c)	10,235	11,487
Series 2017 B:
5% 3/1/29	200	235
5% 3/1/30	250	293
5% 3/1/32	235	273
5% 3/1/33	250	290
5% 3/1/34	500	577
5% 3/1/37	3,000	3,437
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,942
5% 10/1/29	675	789
5% 10/1/30	2,000	2,331
5% 10/1/31	2,310	2,675
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,556
Series 2010 B, 0% 8/1/47	9,000	2,647
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,980
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,634
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,759
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,222
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,184
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	949
5% 6/15/26 (FSA Insured)	860	987
5% 6/15/27 (FSA Insured)	1,770	2,018
5% 6/15/28 (FSA Insured)	1,865	2,114
5% 6/15/29 (FSA Insured)	1,780	2,006
5% 6/15/30 (FSA Insured)	1,150	1,293
5% 6/15/31 (FSA Insured)	1,000	1,121
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405	1,500
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,423
Santa Monica Pub. Fin. Rev. (City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	830
5% 7/1/36	2,380	2,761
5% 7/1/37	1,780	2,058
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	461
4% 7/1/37	475	502
4% 7/1/38	450	475
4% 7/1/39	550	579
5% 7/1/30	250	299
5% 7/1/31	350	417
5% 7/1/32	255	303
5% 7/1/33	250	296
5% 7/1/34	315	371
5% 7/1/35	400	471
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,842
0% 9/1/22 (AMBAC Insured)	2,900	2,618
0% 9/1/25 (AMBAC Insured)	6,800	5,488
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	771
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,383
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,101
5% 4/1/34	2,000	2,280
5% 4/1/36	3,000	3,393
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,114
5% 8/15/26	1,975	2,197
5% 8/15/27	700	775
5% 8/15/28	1,000	1,099
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,873
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	350
5% 8/1/25 (FSA Insured)	750	870
5% 8/1/27 (FSA Insured)	265	304
5% 8/1/28 (FSA Insured)	510	582
5% 8/1/38 (FSA Insured)	2,500	2,770
5% 8/1/42 (FSA Insured)	4,650	5,143
5% 7/1/23 (FSA Insured)	1,270	1,430
5% 7/1/24 (FSA Insured)	1,350	1,518
5% 7/1/25 (FSA Insured)	1,060	1,190
5% 7/1/26 (FSA Insured)	1,110	1,245
5% 7/1/27 (FSA Insured)	1,065	1,193
5% 1/1/29 (FSA Insured)	600	670
Successor Agcy. To The Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,827
5% 9/1/25 (FSA Insured)	3,500	4,092
5% 9/1/26 (FSA Insured)	8,000	9,422
5% 9/1/27 (FSA Insured)	4,000	4,635
5% 9/1/28 (FSA Insured)	3,500	4,039
5% 9/1/29 (FSA Insured)	2,000	2,296
Sweetwater Union High School District 5% 9/1/21	4,705	5,216
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,780	6,052
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,142
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	961
5% 11/15/25 (FSA Insured)	800	948
5% 11/15/26 (FSA Insured)	965	1,138
5% 11/15/27 (FSA Insured)	1,500	1,769
5% 11/15/28 (FSA Insured)	1,165	1,362
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,990
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	993
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,794
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	8,117
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	2,950
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	10,413
Series 2017 AV:
5% 5/15/29	2,500	2,993
5% 5/15/34	2,000	2,341
5% 5/15/35	5,000	5,829
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,018
4% 1/1/36	1,000	1,015
5% 1/1/30	650	739
5% 1/1/31	675	764
5% 1/1/32	700	789
5% 1/1/33	550	617
5% 1/1/34	400	447
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,075
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,510
5% 8/1/30	6,710	7,741
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,138
5% 11/1/25	1,000	1,136
5% 11/1/26	1,000	1,135
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,889
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,714
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	794
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,586
5.5% 8/1/38	1,500	1,757
5.5% 8/1/40	5,000	5,842
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,122
6.25% 7/1/39	7,015	7,307
Series 2010 A, 5.5% 7/1/38	3,100	3,288
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	938
Series 2012, 5% 8/1/32	8,265	9,281
Series 2014 A:
5% 8/1/23	365	422
5% 8/1/25	2,555	2,982
5% 8/1/26	2,550	2,968
5% 8/1/27	1,150	1,335
5% 8/1/28	1,000	1,158
5% 8/1/29	1,675	1,937
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,848
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,378
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,944

TOTAL CALIFORNIA		1,941,370

Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	425	436
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/22	3,020	3,346
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (c)	1,215	1,277

TOTAL GUAM		5,059

TOTAL MUNICIPAL BONDS
(Cost $1,875,957)		1,946,429

Municipal Notes - 0.3%
California - 0.3%
California Statewide Cmntys. Dev. Auth. Rev. Series 2017, 1.04% tender 4/2/18, CP mode
(Cost $7,100)	7,100	7,100
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $1,883,057)		1,953,529
NET OTHER ASSETS (LIABILITIES) - 1.2%		23,153
NET ASSETS - 100%		$1,976,682

Security Type Abbreviations

CP – COMMERCIAL PAPER

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,293,000 or 0.4% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	35.3%
Transportation	19.4%
Special Tax	10.4%
Health Care	9.7%
Escrowed/Pre-Refunded	7.2%
Water & Sewer	5.5%
Others* (Individually Less Than 5%)	12.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,883,057)		$1,953,529
Cash		4,533
Receivable for fund shares sold		2,910
Interest receivable		21,033
Prepaid expenses		2
Other receivables		4
Total assets		1,982,011
Liabilities
Payable for fund shares redeemed	$2,805
Distributions payable	1,676
Accrued management fee	593
Distribution and service plan fees payable	35
Other affiliated payables	160
Other payables and accrued expenses	60
Total liabilities		5,329
Net Assets		$1,976,682
Net Assets consist of:
Paid in capital		$1,908,060
Accumulated net investment loss		(860)
Accumulated undistributed net realized gain (loss) on investments		(990)
Net unrealized appreciation (depreciation) on investments		70,472
Net Assets		$1,976,682
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,153 ÷ 3,087 shares)		$12.68
Maximum offering price per share (100/96.00 of $12.68)		$13.21
Class M:
Net Asset Value and redemption price per share ($7,992 ÷ 629 shares)		$12.71
Maximum offering price per share (100/96.00 of $12.71)		$13.24
Class C:
Net Asset Value and offering price per share ($28,754 ÷ 2,271 shares)(a)		$12.66
California Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,841,147 ÷ 145,389 shares)		$12.66
Class I:
Net Asset Value, offering price and redemption price per share ($59,636 ÷ 4,699 shares)		$12.69

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2018
Investment Income
Interest		$66,820
Expenses
Management fee	$6,976
Transfer agent fees	1,523
Distribution and service plan fees	426
Accounting fees and expenses	356
Custodian fees and expenses	15
Independent trustees' fees and expenses	7
Registration fees	92
Audit	60
Legal	9
Miscellaneous	16
Total expenses before reductions	9,480
Expense reductions	(25)	9,455
Net investment income (loss)		57,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,022
Total net realized gain (loss)		7,022
Change in net unrealized appreciation (depreciation) on investment securities		(15,867)
Net gain (loss)		(8,845)
Net increase (decrease) in net assets resulting from operations		$48,520

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2018	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,365	$62,517
Net realized gain (loss)	7,022	18,294
Change in net unrealized appreciation (depreciation)	(15,867)	(93,757)
Net increase (decrease) in net assets resulting from operations	48,520	(12,946)
Distributions to shareholders from net investment income	(57,301)	(62,370)
Distributions to shareholders from net realized gain	(10,326)	–
Total distributions	(67,627)	(62,370)
Share transactions - net increase (decrease)	121,576	(46,002)
Redemption fees	–	34
Total increase (decrease) in net assets	102,469	(121,284)
Net Assets
Beginning of period	1,874,213	1,995,497
End of period	$1,976,682	$1,874,213
Other Information
Accumulated net investment loss end of period	$(860)	$(218)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Municipal Income Fund Class A

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$13.24	$13.16	$12.63	$13.02
Income from Investment Operations
Net investment income (loss)B	.340	.363	.390	.397	.437
Net realized and unrealized gain (loss)	(.043)	(.451)	.081	.544	(.396)
Total from investment operations	.297	(.088)	.471	.941	.041
Distributions from net investment income	(.339)	(.362)	(.390)	(.411)	(.431)
Distributions from net realized gain	(.068)	–	(.001)	–	–
Total distributions	(.407)	(.362)	(.391)	(.411)	(.431)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$12.68	$12.79	$13.24	$13.16	$12.63
Total ReturnD,E	2.31%	(.70)%	3.66%	7.55%	.40%
Ratios to Average Net AssetsF
Expenses before reductions	.80%	.80%	.80%	.79%	.77%
Expenses net of fee waivers, if any	.80%	.80%	.80%	.79%	.77%
Expenses net of all reductions	.80%	.80%	.80%	.79%	.77%
Net investment income (loss)	2.62%	2.75%	2.99%	3.07%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$39	$47	$48	$42	$34
Portfolio turnover rate	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class M

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.82	$13.28	$13.20	$12.67	$13.05
Income from Investment Operations
Net investment income (loss)B	.346	.368	.399	.408	.442
Net realized and unrealized gain (loss)	(.043)	(.460)	.080	.543	(.385)
Total from investment operations	.303	(.092)	.479	.951	.057
Distributions from net investment income	(.345)	(.368)	(.398)	(.421)	(.437)
Distributions from net realized gain	(.068)	–	(.001)	–	–
Total distributions	(.413)	(.368)	(.399)	(.421)	(.437)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$12.71	$12.82	$13.28	$13.20	$12.67
Total ReturnD,E	2.35%	(.74)%	3.72%	7.61%	.53%
Ratios to Average Net AssetsF
Expenses before reductions	.76%	.76%	.74%	.72%	.71%
Expenses net of fee waivers, if any	.76%	.76%	.74%	.72%	.71%
Expenses net of all reductions	.76%	.76%	.74%	.72%	.71%
Net investment income (loss)	2.66%	2.79%	3.04%	3.14%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$8	$9	$8	$7	$6
Portfolio turnover rate	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class C

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$13.22	$13.14	$12.61	$13.00
Income from Investment Operations
Net investment income (loss)B	.241	.263	.292	.300	.337
Net realized and unrealized gain (loss)	(.042)	(.451)	.080	.544	(.393)
Total from investment operations	.199	(.188)	.372	.844	(.056)
Distributions from net investment income	(.241)	(.262)	(.291)	(.314)	(.334)
Distributions from net realized gain	(.068)	–	(.001)	–	–
Total distributions	(.309)	(.262)	(.292)	(.314)	(.334)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$12.66	$12.77	$13.22	$13.14	$12.61
Total ReturnD,E	1.54%	(1.46)%	2.88%	6.76%	(.37)%
Ratios to Average Net AssetsF
Expenses before reductions	1.56%	1.55%	1.55%	1.54%	1.54%
Expenses net of fee waivers, if any	1.56%	1.55%	1.55%	1.54%	1.54%
Expenses net of all reductions	1.56%	1.55%	1.55%	1.54%	1.54%
Net investment income (loss)	1.87%	2.00%	2.24%	2.32%	2.70%
Supplemental Data
Net assets, end of period (in millions)	$29	$31	$26	$24	$24
Portfolio turnover rate	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$13.22	$13.15	$12.62	$13.00
Income from Investment Operations
Net investment income (loss)B	.383	.407	.434	.440	.473
Net realized and unrealized gain (loss)	(.042)	(.450)	.070	.543	(.384)
Total from investment operations	.341	(.043)	.504	.983	.089
Distributions from net investment income	(.383)	(.407)	(.433)	(.453)	(.469)
Distributions from net realized gain	(.068)	–	(.001)	–	–
Total distributions	(.451)	(.407)	(.434)	(.453)	(.469)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$12.66	$12.77	$13.22	$13.15	$12.62
Total ReturnD	2.66%	(.37)%	3.93%	7.91%	.78%
Ratios to Average Net AssetsE
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.97%	3.09%	3.33%	3.40%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$1,841	$1,728	$1,866	$1,813	$1,629
Portfolio turnover rate	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class I

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.80	$13.25	$13.17	$12.64	$13.03
Income from Investment Operations
Net investment income (loss)B	.372	.395	.423	.429	.463
Net realized and unrealized gain (loss)	(.042)	(.450)	.080	.543	(.394)
Total from investment operations	.330	(.055)	.503	.972	.069
Distributions from net investment income	(.372)	(.395)	(.422)	(.442)	(.459)
Distributions from net realized gain	(.068)	–	(.001)	–	–
Total distributions	(.440)	(.395)	(.423)	(.442)	(.459)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$12.69	$12.80	$13.25	$13.17	$12.64
Total ReturnD	2.57%	(.46)%	3.91%	7.80%	.62%
Ratios to Average Net AssetsE
Expenses before reductions	.55%	.55%	.55%	.55%	.54%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.54%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.54%
Net investment income (loss)	2.87%	3.00%	3.23%	3.31%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$60	$59	$47	$40	$33
Portfolio turnover rate	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, California Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of California.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to futures contracts and Excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,725
Gross unrealized depreciation	(15,981)
Net unrealized appreciation (depreciation)	$70,744
Tax Cost	$1,882,785

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$70,744

At period end, the Fund was required to defer approximately $176 of losses on futures contracts. The Fund intends to elect to defer to its next fiscal year $814 of capital losses recognized during the period November1, 2017 to February 28, 2018.

The tax character of distributions paid was as follows:

	February 28, 2018	February 28, 2017
Tax-exempt Income	$57,301	$62,370
Ordinary Income	307	–
Long-term Capital Gains	10,019	–
Total	$67,627	$ 62,370

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $568,032 and $381,242, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$94	$7
Class M	-%	.25%	20	–
Class C	.75%	.25%	312	46
			$426	$53

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

Retained by FDC
Class A	$5
Class M	2
Class C(a)	4
$11

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$62.16
Class M	10.13
Class C	54.17
California Municipal Income	1,288.07
Class I	109.17
	$1,523

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2018	Year ended February 28, 2017
From net investment income
Class A	$992	$1,420
Class M	217	254
Class B	–	2
Class C	581	606
California Municipal Income	53,610	58,322
Class I	1,901	1,766
Total	$57,301	$62,370
From net realized gain
Class A	$204	$–
Class M	42	–
Class C	165	–
California Municipal Income	9,574	–
Class I	341	–
Total	$10,326	$–

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017
Class A
Shares sold	770	1,196	$9,959	$15,842
Reinvestment of distributions	86	93	1,114	1,220
Shares redeemed	(1,429)	(1,287)	(18,314)	(16,733)
Net increase (decrease)	(573)	2	$(7,241)	$329
Class M
Shares sold	73	300	$950	$3,963
Reinvestment of distributions	19	16	241	212
Shares redeemed	(144)	(201)	(1,861)	(2,613)
Net increase (decrease)	(52)	115	$(670)	$1,562
Class B
Shares sold	–	–(a)	$–	$–(b)
Reinvestment of distributions	–	–(a)	–	1
Shares redeemed	–	(20)	–	(276)
Net increase (decrease)	–	(20)	$–	$(275)
Class C
Shares sold	320	879	$4,136	$11,675
Reinvestment of distributions	47	37	609	480
Shares redeemed	(549)	(443)	(7,047)	(5,751)
Net increase (decrease)	(182)	473	$(2,302)	$6,404
California Municipal Income
Shares sold	28,561	29,076	$368,958	$381,477
Reinvestment of distributions	3,106	2,791	40,059	36,674
Shares redeemed	(21,600)	(37,651)	(277,917)	(486,869)
Net increase (decrease)	10,067	(5,784)	$131,100	$(68,718)
Class I
Shares sold	2,536	3,196	$32,674	$42,101
Reinvestment of distributions	137	100	1,774	1,317
Shares redeemed	(2,610)	(2,208)	(33,759)	(28,722)
Net increase (decrease)	63	1,088	$689	$14,696

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and Shareholders of Fidelity California Municipal Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity California Municipal Income Fund (one of the funds constituting Fidelity California Municipal Trust, referred to hereafter as the "Fund") as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statement of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 237 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers LLC (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.80%
Actual		$1,000.00	$984.90	$3.94
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class M	.76%
Actual		$1,000.00	$985.20	$3.74
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class C	1.57%
Actual		$1,000.00	$981.20	$7.71
Hypothetical-C		$1,000.00	$1,017.01	$7.85
California Municipal Income	.46%
Actual		$1,000.00	$986.60	$2.27
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class I	.55%
Actual		$1,000.00	$986.20	$2.71
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2018, $7,571,738, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2018, 100% of the fund's income dividends were free from federal income tax, and 10.93% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class M (formerly Class T), Class I, and the retail class ranked below the competitive median for 2016, the total expense ratio of Class A ranked equal to the competitive median for 2016, and the total expense ratio of Class C ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is at or below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class C was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® California Limited Term Tax-Free Bond Fund Annual Report February 28, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® California Limited Term Tax-Free Bond Fund	0.64%	1.23%	2.60%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® California Limited Term Tax-Free Bond Fund on February 29, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$12,927	Fidelity® California Limited Term Tax-Free Bond Fund
$15,769	Bloomberg Barclays Municipal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds advanced moderately for the 12 months ending February 28, 2018, with the Bloomberg Barclays Municipal Bond Index gaining 2.50%, supported by strong demand and steady economic growth in a rate-tightening environment. Munis generally rose through August as it became clear to many investors that tax, health care and infrastructure initiatives proposed by the Trump administration, each of which had the potential to negatively affect muni prices, would take time to develop and implement. The market fluctuated through the end of 2017 as federal tax reform took center stage. Many municipal issuers accelerated their financing plans before year-end, anticipating a January 1 effective date for tax reform, leading to a December supply surge. Investors absorbed the excess supply, fearing that issuance would fall significantly in 2018, allowing municipals to hold their value. The market turned lower in the first few months of 2018, as domestic fixed income markets reacted to robust economic data and signs of inflation. Looking ahead, market volatility is likely as the implications of tax reform become better understood, new policy initiatives are announced and the U.S. Federal Reserve reacts to job growth and inflation trends.

Comments from Co-Portfolio Managers Cormac Cullen, Kevin Ramundo and Mark Sommer:  For the annual reporting period, the fund gained 0.64%, slightly outpacing, net of fees, the 0.54% return of the Bloomberg Barclays California Enhanced 1-7 Year Non-AMT Index. The portfolio managers continued to focus on longer-term objectives by seeking to generate attractive tax-exempt income and competitive risk-adjusted returns over time. Yield-curve positioning, reflecting our choices among bonds with various maturities, boosted fund performance versus the index. We invested in bonds with maturities of 10 years and longer, which are not a part of the index, but our analysis suggested offered the best value. At the same time, we meaningfully underweighted bonds dated less than two years, which we felt were expensive. This “barbelled” strategy worked to our advantage and accounted for virtually all of the fund’s outperformance of the benchmark. In contrast, overweighting tobacco bonds modestly weighed on our performance versus the state benchmark. Concerns about tax and regulatory changes caused these bonds to underperform.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Sectors as of February 28, 2018

% of fund's net assets
General Obligations	39.8
Health Care	14.9
Special Tax	13.5
Electric Utilities	8.5
Transportation	7.5

Quality Diversification (% of fund's net assets)

As of February 28, 2018
AAA	2.7%
AA, A	60.4%
BBB	8.0%
BB and Below	0.8%
Not Rated	2.1%
Short-Term Investments and Net Other Assets	26.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments February 28, 2018

Showing Percentage of Net Assets

Municipal Bonds - 93.0%
	Principal Amount	Value
California - 92.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2011 A:	$	$
5% 8/1/18	2,645,000	2,684,225
5% 8/1/22	1,655,000	1,826,458
Series 2012 A:
4% 8/1/21	1,200,000	1,289,808
5% 8/1/19	1,200,000	1,257,828
Alameda Corridor Trans. Auth. Rev.:
Series 2004, 0% 10/1/18	1,975,000	1,947,172
Series 2013 A:
5% 10/1/19	1,000,000	1,054,130
5% 10/1/20	1,730,000	1,879,005
5% 10/1/21	2,725,000	3,031,045
Series 2016 A:
4% 10/1/21	1,250,000	1,332,825
4% 10/1/23	850,000	921,553
5% 10/1/22	1,250,000	1,399,375
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	468,868
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 E, 2%, tender 4/1/21 (a)	3,000,000	3,010,530
Series B, 2.85%, tender 4/1/25 (a)	7,000,000	7,186,340
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	7,009,590
Series H, 2.125%, tender 4/1/25 (a)	8,000,000	7,770,800
1.875%, tender 4/1/19 (a)	16,250,000	16,293,370
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	1,890,000	2,030,711
Series 2011 N, 5% 5/1/19	5,000,000	5,212,350
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	415,000	420,221
5% 7/1/18 (Escrowed to Maturity)	1,490,000	1,508,744
5% 7/1/19 (Escrowed to Maturity)	7,300,000	7,647,042
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010, 4% 9/1/18	255,000	258,478
California Gen. Oblig.:
Bonds:
3%, tender 12/1/19 (a)	7,000,000	7,132,650
4%, tender 12/1/21 (a)	4,000,000	4,278,880
Series 2013, 5% 2/1/21	15,000	16,424
Series 2015, 5% 8/1/24	1,795,000	2,099,935
Series 2017:
5% 8/1/23	8,150,000	9,398,499
5% 8/1/24	13,000,000	15,208,440
4% 5/1/23	2,440,000	2,680,755
5% 9/1/21	6,080,000	6,758,406
5% 2/1/22	3,860,000	4,323,161
California Health Facilities Fing. Auth. Bonds:
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	4,925,250
Series 2016 B1, 1.25%, tender 10/1/20 (a)	9,545,000	9,429,792
Series 2016 B2, 4%, tender 10/1/24 (a)	6,000,000	6,627,600
Series 2016 B3, 2%, tender 10/1/25 (a)	11,745,000	11,310,083
Series 2016 C, 1%, tender 8/15/19 (a)	10,000,000	9,912,700
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 5% 11/15/21	1,450,000	1,600,641
Series 2011 A:
5% 3/1/19	5,010,000	5,177,334
5.25% 3/1/23	310,000	337,844
Series 2011 D:
5% 8/15/19	1,500,000	1,576,050
5% 8/15/20	1,460,000	1,581,122
Series 2011:
5% 8/15/19	2,000,000	2,102,880
5% 8/15/20	2,000,000	2,163,400
Series 2014 A:
5% 10/1/19	1,250,000	1,317,063
5% 10/1/20	1,200,000	1,304,952
5% 10/1/21	500,000	557,630
5% 10/1/22	1,650,000	1,879,565
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Los Angeles County Museum of Art Proj.) Series 2017, 1 month U.S. LIBOR + 0.650% 1.772%, tender 2/1/21 (a)(b)	5,000,000	5,026,000
Series 2013 A2, 1 month U.S. LIBOR + 0.500% 1.635%, tender 3/1/18 (a)(b)	10,000,000	10,045,500
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/21	900,000	995,220
5% 6/1/30	2,650,000	3,157,661
California Muni. Fin. Auth. Rev.:
( Biola Univeristy, Inc. Proj.) Series 2017, 5% 10/1/20	305,000	331,999
( Univ. of Verne Proj.) Series 2017 A, 5% 6/1/23	700,000	797,727
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/21	375,000	417,668
5% 10/1/22	795,000	904,114
5% 10/1/23	415,000	475,939
5% 10/1/24	370,000	428,719
(Biola Univeristy, Inc.Proj.) Series 2017, 4% 10/1/19	405,000	422,310
(Channing House Proj.) Series 2017 A, 5% 5/15/26	360,000	426,654
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,208,840
5% 5/15/24	910,000	1,055,809
5% 5/15/27	350,000	418,345
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/18 (Escrowed to Maturity)	1,645,000	1,665,135
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	249,156
5% 8/15/23	225,000	258,325
5% 8/15/24	285,000	332,011
5% 8/15/25	735,000	865,793
5% 8/15/26	275,000	327,088
(Northbay Healthcare Group Proj.) Series 2013 B, 5% 11/1/19	3,335,000	3,485,542
(Univ. of Verne Proj.) Series 2017 A:
4% 6/1/19	300,000	309,378
5% 6/1/20	200,000	214,670
5% 6/1/21	550,000	604,709
5% 6/1/22	625,000	700,694
5% 6/1/25	1,250,000	1,457,725
Series 2010 A. 5% 7/1/22 (Pre-Refunded to 7/1/20 @ 100)	1,850,000	1,992,413
Series 2017 A:
5% 7/1/24	1,400,000	1,595,790
5% 7/1/25	750,000	860,775
5% 7/1/26	1,000,000	1,153,590
5% 7/1/27	800,000	927,224
Series 2017 B:
5% 7/1/24	1,440,000	1,641,384
5% 1/1/25	1,230,000	1,414,451
5% 7/1/26	500,000	576,795
5% 7/1/27	640,000	741,779
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 1.45%, tender 5/1/18 (a)	3,000,000	3,000,390
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	7,726,600
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	4,760,000	4,955,636
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,098,940
(Univ. Proj.) Series 2012 D:
4% 9/1/21 (Escrowed to Maturity)	1,000,000	1,079,890
4% 9/1/22 (Escrowed to Maturity)	1,000,000	1,094,630
4% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	1,000,000	1,094,630
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/21	4,230,000	4,706,636
Series 2012 A:
5% 4/1/20	1,800,000	1,927,782
5% 4/1/24	9,690,000	10,868,013
Series 2012 G:
5% 11/1/21	1,500,000	1,672,245
5% 11/1/25	5,500,000	6,236,340
Series 2014 H, 5% 12/1/18	5,000,000	5,138,550
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/19	2,700,000	2,862,783
5% 12/1/23	9,955,000	11,084,893
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,185,160
Series 2009 A, 5% 4/1/19 (Escrowed to Maturity)	1,000,000	1,039,230
Series 2009 E, 5% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	15,000	15,580
Series 2014 B:
5% 10/1/21	1,000,000	1,112,680
5% 10/1/22	1,225,000	1,390,240
Series 2014 C:
5% 10/1/21	1,355,000	1,507,681
5% 10/1/22	1,000,000	1,134,890
5% 9/1/20	3,500,000	3,793,755
California State Univ. Rev. Bonds 4%, tender 11/1/23 (a)	5,000,000	5,457,350
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/19	1,000,000	1,038,980
5% 5/15/20	575,000	613,905
5% 5/15/21	825,000	900,050
5% 5/15/22	1,000,000	1,110,080
5% 5/15/23	2,375,000	2,670,308
5% 5/15/24	1,000,000	1,138,470
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 A, 1.375%, tender 4/2/18 (a)	6,320,000	6,319,242
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5% 11/1/18	500,000	511,640
(Dignity Health Proj.) Series 2008 C, 5.625% 7/1/35	2,595,000	2,631,486
Series 2016:
5% 10/1/22	725,000	801,647
5% 10/1/24	2,030,000	2,291,444
5% 10/1/25	1,010,000	1,148,966
Series 2017 A:
3% 11/1/22 (c)	2,000,000	1,994,780
3.5% 11/1/27 (c)	2,635,000	2,630,626
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,285,258
5% 9/1/20	1,285,000	1,389,239
5% 9/1/22	500,000	563,060
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,422,759
4% 9/1/20	1,665,000	1,759,505
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	516,455
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	589,903
5% 9/1/22	1,295,000	1,463,078
El Dorado Irr. Distr. Rev. Series 2016 A:
4% 3/1/20	500,000	524,505
4% 3/1/21	625,000	667,588
5% 3/1/22	500,000	561,235
5% 3/1/23	500,000	571,765
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	478,797
5% 9/1/23	775,000	886,778
5% 9/1/24	1,000,000	1,160,120
Series 2016:
4% 9/1/21	1,130,000	1,202,422
4% 9/1/23	1,500,000	1,627,740
4% 9/1/25	1,915,000	2,074,826
Elk Grove Unified School Distr. Cert. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/19 (Build America Mutual Assurance Insured)	2,515,000	2,596,436
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,226,130
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,575,162
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,682,884
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,525,535
5% 7/1/22	900,000	1,020,249
5% 7/1/23	750,000	866,498
5% 7/1/24	1,000,000	1,174,930
Fullerton School District 5% 8/1/18	500,000	507,855
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22	40,000	43,593
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,000,000	3,758,650
Series 2013 A, 5% 6/1/21	5,000,000	5,512,300
Series 2017 A1:
5% 6/1/21	1,000,000	1,089,220
5% 6/1/22	1,000,000	1,108,190
5% 6/1/23	1,000,000	1,123,240
5% 6/1/27	2,000,000	2,310,360
Series A, 0% 6/1/24 (AMBAC Insured)	7,000,000	5,920,180
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/18	1,135,000	1,162,195
5% 11/1/19	635,000	670,941
5% 11/1/20	670,000	728,980
5% 11/1/21	455,000	506,734
5% 11/1/22	745,000	845,456
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,066,340
4% 9/2/20	1,000,000	1,046,290
5% 9/2/20	800,000	854,400
5% 9/2/22	750,000	836,783
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	542,605
5% 9/1/21	615,000	683,843
5% 9/1/22	615,000	697,656
5% 9/1/23	1,205,000	1,390,269
Series 2013 A:
5% 9/1/21	1,000,000	1,111,940
5% 9/1/22	2,000,000	2,268,800
5% 9/1/23	1,500,000	1,730,625
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.) 5% 8/1/19	250,000	262,590
Los Angeles Cmnty. College District Series 2016 I:
2% 8/1/22	1,000,000	1,009,720
3% 8/1/23	1,100,000	1,161,380
4% 8/1/24	700,000	782,530
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	540,045
5% 3/1/21	500,000	546,480
5% 9/1/21	1,270,000	1,405,788
5% 3/1/22	1,000,000	1,115,920
(Disney Parking Proj.) 0% 3/1/20	3,205,000	3,096,607
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,038,040
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,239,100
Series 2014 B, 5% 7/1/19	450,000	471,519
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,551,350
Series 2014 A, 5% 5/1/23	475,000	545,576
Series 2014 B, 5% 5/1/23	200,000	229,716
Los Angeles Unified School District Series 2016:
4% 7/1/23	3,000,000	3,313,080
5% 7/1/23	2,000,000	2,309,560
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/19	5,000,000	5,274,700
Los Angeles Wastewtr. Sys. Rev. Series 2013 B, 5% 6/1/22	5,000,000	5,657,850
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,024,080
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,621,463
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,696,887
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,764,469
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,062,870
0% 8/1/24	2,700,000	2,262,573
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,137,666
Oakland St. Bldg. Auth. Lease Rev. Series 2015 A:
5% 12/1/19	3,500,000	3,710,385
5% 12/1/20	8,110,000	8,834,304
Oakland Unified School District Alameda County:
Series 2013:
5% 8/1/18	1,000,000	1,015,670
5% 8/1/19	1,000,000	1,050,360
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,311,940
5% 8/1/24	1,900,000	2,232,728
5% 8/1/24 (FSA Insured)	2,020,000	2,373,742
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,690,687
Ohlone Cmnty. College District Series 2010, 4% 8/1/18	200,000	202,354
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,560,197
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,354,307
4% 6/1/20	1,560,000	1,643,710
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,180,000	1,798,718
Palomar Health Calif Ctfs. Part Series 2017:
5% 11/1/23	300,000	331,851
5% 11/1/24	300,000	334,833
5% 11/1/25	350,000	393,008
5% 11/1/26	475,000	536,161
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,245,760
5% 11/1/26	1,875,000	2,116,425
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D, 5% 8/1/18	505,000	513,019
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	5,015,785
5% 6/15/24	2,440,000	2,845,211
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,028,160
4% 9/1/20	1,170,000	1,222,931
4% 9/15/20	340,000	354,756
4% 9/15/21	325,000	343,772
5% 9/1/21	1,230,000	1,345,755
5% 9/1/22	1,000,000	1,113,830
5% 9/1/23	1,350,000	1,529,010
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/20 (FSA Insured)	1,175,000	1,273,324
5% 9/1/21 (FSA Insured)	1,000,000	1,110,150
5% 9/1/22 (FSA Insured)	1,400,000	1,584,940
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	3,816,588
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	2,760,000	2,781,749
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,448,058
5% 8/1/24	1,500,000	1,756,785
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	675,000	714,197
Series 1993 B, 5.4% 11/1/20	1,540,000	1,629,428
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,540,784
5% 8/15/20	5,500,000	5,968,765
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 B, 5.25% 8/1/19	3,285,000	3,452,864
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,273,315
5% 8/1/22 (FSA Insured)	1,500,000	1,693,920
San Diego Calif Assn Govts Sou (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/21	1,000,000	1,105,360
5% 7/1/22	1,500,000	1,692,390
5% 7/1/24	1,415,000	1,650,626
5% 7/1/26	1,450,000	1,731,866
San Diego Convention Ctr. Expansion Series 2012 A:
5% 4/15/19	3,000,000	3,121,560
5% 4/15/24	6,670,000	7,474,202
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,563,778
5% 10/15/25	1,605,000	1,901,331
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2016, 5% 5/15/21	2,500,000	2,765,125
San Francisco Bldg. Auth. Lease Rev. Series 2015 A, 5% 12/1/20	6,990,000	7,641,887
San Francisco City & County Redev. Agcy. Successor:
(San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/20	1,000,000	1,082,160
5% 8/1/21	1,000,000	1,110,040
5% 8/1/22	175,000	198,338
5% 8/1/18	2,215,000	2,249,333
5% 8/1/18	285,000	289,369
5% 8/1/19	2,050,000	2,153,238
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	366,724
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	178,230
5% 8/1/21 (FSA Insured)	150,000	165,980
5% 8/1/23 (FSA Insured)	400,000	458,844
5% 8/1/24 (FSA Insured)	750,000	873,015
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,242,802
Series 2013 A, 4% 6/1/21	1,000,000	1,074,310
San Jose Int'l. Arpt. Rev. Series 2017 B, 3% 3/1/19	1,000,000	1,016,490
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,100,416
5% 10/1/23	900,000	1,039,311
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,505,955
San Mateo-Foster City School District 5% 8/15/20	2,510,000	2,724,580
San Pablo Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	391,902
5% 6/15/20 (FSA Insured)	1,000,000	1,076,000
5% 6/15/21 (FSA Insured)	500,000	551,325
5% 6/15/22 (FSA Insured)	1,000,000	1,124,800
5% 6/15/23 (FSA Insured)	630,000	720,600
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	3,836,367
Santa Monica Pub. Fin. Rev.:
(Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	452,908
Series 2011 A:
4% 6/1/19	880,000	909,172
4% 6/1/20	770,000	813,243
Santa Rosa Wastewtr. Rev. Series 2016 A:
4% 9/1/20	2,000,000	2,122,600
5% 9/1/21	1,250,000	1,391,738
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,015,220
5% 8/15/21	750,000	826,808
5% 8/15/22	750,000	838,433
Southern California Pub. Pwr. Auth. Bonds Series 1, 2%, tender 7/1/20 (a)	10,000,000	10,095,800
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	5,543,950
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,698,118
5% 7/1/21 (FSA Insured)	1,200,000	1,326,024
5% 7/1/22 (FSA Insured)	1,220,000	1,375,391
Successor Agcy. To The Redev. Agcy. of Pittsburg:
(Los Medanos Cmnty. Dev. Proj. Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,105,840
(Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/18 (FSA Insured)	5,000,000	5,085,100
5% 9/1/19 (FSA Insured)	5,000,000	5,242,150
5% 9/1/21 (FSA Insured)	1,025,000	1,133,486
5% 9/1/22 (FSA Insured)	3,370,000	3,796,575
5% 9/1/23 (FSA Insured)	3,000,000	3,432,690
Sweetwater Union High School District:
5% 9/1/19	1,000,000	1,052,700
5% 9/1/20	1,000,000	1,082,650
Torrance Unified School District Series 2008 Z, 5.25% 8/1/18	1,000,000	1,016,740
Univ. of California Revs. Bonds 1.4%, tender 5/15/21 (a)	6,800,000	6,686,440
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/22	450,000	491,180
5% 1/1/23	450,000	496,134
5% 1/1/24	1,150,000	1,278,651
5% 1/1/26	500,000	565,210
5% 1/1/28	1,000,000	1,144,400
Vacaville Unified School District:
Series 2014 C:
5% 8/1/19 (Build America Mutual Assurance Insured)	1,255,000	1,317,650
5% 8/1/21 (Build America Mutual Assurance Insured)	1,530,000	1,700,519
Series 2015 A:
4% 8/1/18	845,000	854,692
5% 8/1/19	300,000	314,976
5% 8/1/20	200,000	216,630
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	265,970
5% 1/1/21	250,000	273,135
5% 1/1/22	350,000	391,269
West Contra Costa Unified School District:
Series 2014 A:
4% 8/1/20	2,715,000	2,876,624
4% 8/1/21	1,355,000	1,461,205
5% 8/1/18	2,630,000	2,671,212
5% 8/1/19	2,325,000	2,442,087
5% 8/1/22	575,000	652,464
5% 8/1/23	1,500,000	1,733,955
Series 2015 B, 5% 8/1/19	1,290,000	1,354,964
5% 8/1/18 (FSA Insured)	1,500,000	1,523,385
5% 8/1/19 (FSA Insured)	1,500,000	1,574,880
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 7/1/20 (a)	5,500,000	5,472,335
Wiseburn Unified School District Series 2015 B:
5% 8/1/18	2,680,000	2,721,781
5% 8/1/19	2,925,000	3,071,016
5% 8/1/21	1,690,000	1,878,351

TOTAL CALIFORNIA		713,727,406

Guam - 0.8%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/18	760,000	777,001
5% 12/1/19	1,500,000	1,576,425
5% 12/1/20	2,000,000	2,149,880
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,608,720

TOTAL GUAM		6,112,026

TOTAL MUNICIPAL BONDS
(Cost $718,866,719)		719,839,432

Municipal Notes - 5.1%
California - 5.1%
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 H, 1.07% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	6,150,000	$6,150,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 1% 3/1/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	11,700,000	11,700,000
Series 1996 E, 0.98% 3/1/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,000,000	6,000,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2017, 1.04% tender 4/2/18, CP mode	2,900,000	2,900,000
Irvine Impt. Bond Act of 1915 (Assessment District #97-16 Proj.) 0.96% 3/1/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)	12,918,000	12,918,000
TOTAL MUNICIPAL NOTES
(Cost $39,668,000)		39,668,000
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $758,534,719)		759,507,432
NET OTHER ASSETS (LIABILITIES) - 1.9%		14,912,035
NET ASSETS - 100%		$774,419,467

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,625,406 or 0.6% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	39.8%
Health Care	14.9%
Special Tax	13.5%
Electric Utilities	8.5%
Transportation	7.5%
Others* (Individually Less Than 5%)	15.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $758,534,719)		$759,507,432
Cash		6,477,756
Receivable for fund shares sold		1,812,100
Interest receivable		7,501,342
Prepaid expenses		859
Receivable from investment adviser for expense reductions		95,006
Other receivables		1,511
Total assets		775,396,006
Liabilities
Payable for fund shares redeemed	$377,942
Distributions payable	247,468
Accrued management fee	229,573
Transfer agent fee payable	52,112
Other affiliated payables	14,366
Other payables	1,511
Audit fees payable	53,567
Total liabilities		976,539
Net Assets		$774,419,467
Net Assets consist of:
Paid in capital		$773,719,391
Undistributed net investment income		308
Accumulated undistributed net realized gain (loss) on investments		(272,945)
Net unrealized appreciation (depreciation) on investments		972,713
Net Assets, for 73,794,383 shares outstanding		$774,419,467
Net Asset Value, offering price and redemption price per share ($774,419,467 ÷ 73,794,383 shares)		$10.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2018
Investment Income
Interest		$15,215,382
Expenses
Management fee	$2,810,697
Transfer agent fees	623,523
Accounting fees and expenses	174,224
Custodian fees and expenses	6,084
Independent trustees' fees and expenses	2,948
Registration fees	27,558
Audit	65,580
Legal	1,803
Miscellaneous	6,547
Total expenses before reductions	3,718,964
Expense reductions	(972,488)	2,746,476
Net investment income (loss)		12,468,906
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		971,634
Total net realized gain (loss)		971,634
Change in net unrealized appreciation (depreciation) on investment securities		(8,225,750)
Net gain (loss)		(7,254,116)
Net increase (decrease) in net assets resulting from operations		$5,214,790

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2018	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,468,906	$13,077,567
Net realized gain (loss)	971,634	(350,325)
Change in net unrealized appreciation (depreciation)	(8,225,750)	(16,207,874)
Net increase (decrease) in net assets resulting from operations	5,214,790	(3,480,632)
Distributions to shareholders from net investment income	(12,465,017)	(13,077,104)
Distributions to shareholders from net realized gain	–	(855,127)
Total distributions	(12,465,017)	(13,932,231)
Share transactions
Proceeds from sales of shares	226,278,663	274,696,744
Reinvestment of distributions	9,228,448	10,333,680
Cost of shares redeemed	(221,288,325)	(317,848,225)
Net increase (decrease) in net assets resulting from share transactions	14,218,786	(32,817,801)
Redemption fees	–	18,040
Total increase (decrease) in net assets	6,968,559	(50,212,624)
Net Assets
Beginning of period	767,450,908	817,663,532
End of period	$774,419,467	$767,450,908
Other Information
Undistributed net investment income end of period	$308	$–
Distributions in excess of net investment income end of period	$–	$(3,582)
Shares
Sold	21,316,836	25,651,303
Issued in reinvestment of distributions	870,277	966,955
Redeemed	(20,878,849)	(29,873,889)
Net increase (decrease)	1,308,264	(3,255,631)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Limited Term Tax-Free Bond Fund

Years ended February 28,	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.59	$10.80	$10.76	$10.71	$10.81
Income from Investment Operations
Net investment income (loss)B	.168	.170	.183	.194	.219
Net realized and unrealized gain (loss)	(.100)	(.199)	.048	.051	(.080)
Total from investment operations	.068	(.029)	.231	.245	.139
Distributions from net investment income	(.168)	(.170)	(.183)	(.195)	(.218)
Distributions from net realized gain	–	(.011)	(.008)	–	(.021)
Total distributions	(.168)	(.181)	(.191)	(.195)	(.239)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$10.49	$10.59	$10.80	$10.76	$10.71
Total ReturnD	.64%	(.27)%	2.17%	2.31%	1.32%
Ratios to Average Net AssetsE
Expenses before reductions	.47%	.47%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.59%	1.59%	1.71%	1.81%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$774,419	$767,451	$817,664	$795,240	$705,030
Portfolio turnover rate	20%	33%	20%	25%	22%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2018

1. Organization.

Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,960,647
Gross unrealized depreciation	(5,983,949)
Net unrealized appreciation (depreciation)	$976,698
Tax Cost	$758,530,734

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(272,945)
Net unrealized appreciation (depreciation) on securities and other investments	$976,698

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-Term	$(272,945)
Long-term	$–

The tax character of distributions paid was as follows:

	February 28, 2018	February 28, 2017
Tax-exempt Income	$12,465,017	$13,077,104
Ordinary Income	–	77,739
Long-term Capital Gains	–	777,388
Total	$12,465,017	$ 13,932,231

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $194,946,739 and $142,885,846, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,411 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $962,203.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody transfer agent expenses by $5,579.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $4,706.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and Shareholders of Fidelity California Limited Term Tax-Free Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity® California Limited Term Tax-Free Bond Fund (one of the funds constituting Fidelity California Municipal Trust, referred to hereafter as the "Fund") as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statement of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 237 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust[s] or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers LLC (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Actual	.35%	$1,000.00	$988.20	$1.73
Hypothetical-C		$1,000.00	$1,023.06	$1.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2018, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Limited Term Tax-Free Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity California Limited Term Tax-Free Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CSI-ANN-0418
1.817077.112

Item 2.

Code of Ethics

As of the end of the period, February 28, 2018, Fidelity California Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity California Limited Term Tax-Free Bond Fund and Fidelity California Municipal Income Fund (the “Funds”):

Services Billed by PwC

February 28, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Limited Term Tax-Free Bond Fund	$55,000	$4,700	$2,200	$2,400
Fidelity California Municipal Income Fund	$50,000	$4,300	$2,200	$2,200

February 28, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Limited Term Tax-Free Bond Fund	$53,000	$5,300	$2,400	$2,600
Fidelity California Municipal Income Fund	$48,000	$4,900	$2,400	$2,300

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2018A	February 28, 2017A,B
Audit-Related Fees	$8,360,000	$6,065,000
Tax Fees	$180,000	$150,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2018A	February 28, 2017A,B
PwC	$10,910,000	$7,535,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 26, 2018